SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—109.6%
Alabama—4.6%
$ 5,000,000 Alabama (State of) Economic Settlement
Authority, Series 2016 A, RB	4.000%	09/15/2033	$ 5,461,100
2,710,000 Alabama (State of) Port Authority, Series 2017
A, Ref. RB	5.000	10/01/2028	3,279,371
2,380,000 Alabama (State of) Port Authority, Series 2017
A, Ref. RB	5.000	10/01/2029	2,866,781
7,040,000 Birmingham (City of) & Jefferson (County of), AL
Civic Center Authority, Series 2018 A, RB	4.000	07/01/2043	7,727,456
10,500,000 Birmingham (City of) & Jefferson (County of), AL
Civic Center Authority, Series 2018 A, RB	5.000	07/01/2048	12,418,245
1,365,000 Birmingham (City of) & Jefferson (County of), AL
Civic Center Authority, Series 2018 D, RB	5.000	05/01/2035	1,652,769
1,170,000 Birmingham (City of) & Jefferson (County of), AL
Civic Center Authority, Series 2018 D, RB	5.000	05/01/2036	1,412,974
1,700,000 Birmingham (City of), AL, Series 2018 B, GO Wts.	5.000	12/01/2036	2,081,157
1,535,000 Birmingham (City of), AL, Series 2018 B, GO Wts.	5.000	12/01/2037	1,870,735
1,575,000 Birmingham (City of), AL, Series 2018 B, GO Wts.	5.000	12/01/2038	1,913,704
5,190,000 Birmingham (City of), AL, Series 2018 B, GO Wts.	5.000	12/01/2043	6,231,737
12,870,000 Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	05/01/2048	15,155,073
18,120,000 Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	07/01/2048	21,390,298
4,500,000 Homewood (City of), AL Educational Building
Authority (Samford University), Series 2017 A,
Ref. RB	5.000	12/01/2047	5,214,555
7,500,000 Hoover (City of), AL Industrial Development
Board (United States Steel Corp.), Series 2019,
RB	5.750	10/01/2049	8,089,050
5,000,000 Jefferson (County of), AL, Series 2013 A, RB	5.500	10/01/2053	5,726,750
20,045,000 Jefferson (County of), AL, Series 2013 C, Wts.	0.000 [2]	10/01/2046	19,465,499
17,500,000 Jefferson (County of), AL, Series 2013 C, Wts.	0.000 [2]	10/01/2050	16,964,325
51,500,000 Jefferson (County of), AL, Series 2013 D, Wts.	6.500	10/01/2053	61,637,260
25,000,000 Jefferson (County of), AL, Series 2013 D, Wts.	7.000	10/01/2051	30,417,750
21,895,000 Jefferson (County of), AL, Series 2013 F, Revenue
Wts.	0.000 [2]	10/01/2039	21,226,108
30,000,000 Jefferson (County of), AL, Series 2013 F, Revenue
Wts.	0.000 [2]	10/01/2046	28,945,500
44,050,000 Jefferson (County of), AL, Series 2013 F, Revenue
Wts.	0.000 [2]	10/01/2050	42,427,638
8,000,000 Lower Alabama Gas District (The), Series 2016
A, RB	5.000	09/01/2046	11,278,960
500,000 Mobile (City of), AL Improvement District
(McGowin Park), Series 2016 A, RB	5.250	08/01/2030	529,010
1,300,000 Mobile (City of), AL Improvement District
(McGowin Park), Series 2016 A, RB	5.500	08/01/2035	1,375,244

1 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Alabama (Continued)
$ 13,365,000 Tuscaloosa (County of), AL, AL Industrial
Development Authority (Hunt Refining), Series
2019 A, Ref. IDR	5.250%	05/01/2044	$15,388,194
			352,147,243

Alaska—0.1%
1,650,000 Alaska (State of) Industrial Development & Export
Authority (Boys & Girls Home & Family Services,
Inc.), Series 2007 C, RB3,4	5.875	12/01/2027	82,500
500,000 Alaska (State of) Industrial Development & Export
Authority (Boys & Girls Home & Family Services,
Inc.), Series 2007 C, RB3,4	6.000	12/01/2036	25,000
1,755,000 Alaska (State of) Municipal Bond Bank Authority,
Series 2016 4, Ref. RB	5.000	12/01/2030	2,066,934
1,365,000 Alaska (State of) Municipal Bond Bank Authority,
Series 2016 4, Ref. RB	5.000	12/01/2031	1,604,080
1,960,000 Alaska (State of) Municipal Bond Bank Authority,
Series 2016 4, Ref. RB	5.000	12/01/2032	2,297,296
2,055,000 Alaska (State of) Municipal Bond Bank Authority,
Series 2016 4, Ref. RB	5.000	12/01/2033	2,404,617
			8,480,427

Arizona—2.2%
1,165,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science), Series
2018 B, RB	5.500	07/01/2038	1,271,761
2,250,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science), Series
2018 B, RB	5.625	07/01/2048	2,443,050
3,500,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science), Series
2018 B, RB	5.750	07/01/2053	3,808,945
2,515,000 Arizona (State of) Industrial Development
Authority (ACCEL Schools), Series 2018 A, RB	5.125	08/01/2038	2,697,413
3,945,000 Arizona (State of) Industrial Development
Authority (ACCEL Schools), Series 2018 A, RB	5.250	08/01/2048	4,213,378
580,000 Arizona (State of) Industrial Development
Authority (Franklin Phonetic Charter School),
Series 2017, Ref. RB	5.500	07/01/2037	604,766
680,000 Arizona (State of) Industrial Development
Authority (Franklin Phonetic Charter School),
Series 2017, Ref. RB	5.750	07/01/2047	712,688
645,000 Arizona (State of) Industrial Development
Authority (Franklin Phonetic Charter School),
Series 2017, Ref. RB	5.875	07/01/2052	676,889
3,000,000 Arizona (State of) Industrial Development
Authority (Leman Academy of Excellence - Parker
Colorado Campus), Series 2019, RB	5.000	07/01/2054	3,081,030

2 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
Arizona (Continued)
$ 1,415,000	Arizona (State of) Industrial Development
	Authority (Mater Academy of Nevada Mountain
	Vista Campus Project), Series 2018 A, RB	5.250%	12/15/2038	$1,534,214
2,260,000	Arizona (State of) Industrial Development
	Authority (Mater Academy of Nevada Mountain
	Vista Campus Project), Series 2018 A, RB	5.500	12/15/2048	2,454,405
2,250,000	Arizona (State of) Industrial Development
	Authority (Provident Group - NCCU Properties
	LLC), Series 2019 A, RB	5.000	06/01/2049	2,659,702
1,930,000	Arizona (State of) Industrial Development
	Authority (Provident Group - NCCU Properties
	LLC), Series 2019 A, RB	5.000	06/01/2058	2,254,780
450,000	Cadence Community Facilities District
	(Assessment District No. 1), Series 2019, RB	4.500	07/01/2043	460,543
8,000,000	City of Phoenix Civic Improvement Corp., Series
	2019 B, RB5	5.000	07/01/2049	9,567,600
1,680,000	East San Luis (City of), AZ Community Facilities
	District (Assessment Area One), Series 2007, RB3,4	6.375	01/01/2028	1,680,000
140,000	East San Luis (City of), AZ Community Facilities
	District (Assessment Area One), Series 2009, Ref.
	RB3,4	8.500	01/01/2028	91,000
3,100,000	Glendale (City of), AZ Industrial Development
	Authority (The Beatitudes Campus), Series 2017,
	Ref. RB	5.000	11/15/2045	3,307,080
500,000	La Paz (County of), AZ Industrial Development
	Authority (Charter School Solutions- Harmony
	Public Schools), Series 2018 A, RB	5.000	02/15/2038	573,215
1,200,000	La Paz (County of), AZ Industrial Development
	Authority (Charter School Solutions- Harmony
	Public Schools), Series 2018 A, RB	5.000	02/15/2048	1,353,432
11,475,000	Maricopa County Industrial Development
	Authority (Christian Care Surprise, Inc.), Series
	2016, RB	6.000	01/01/2048	12,026,029
220,000	Maricopa County Industrial Development
	Authority (GreatHearts Arizona), Series 2017 C,
	RB	5.000	07/01/2037	260,502
405,000	Maricopa County Industrial Development
	Authority (GreatHearts Arizona), Series 2017 C,
	RB	5.000	07/01/2048	471,185
1,870,000	Maricopa County Industrial Development
	Authority (Immanuel Campus of Care), Series
	2006 B, Ref. RB3,4	8.500	04/20/2041	1,290,300
265,000	Merrill Ranch Community Facilities District No. 1
	(Assessment Area One), Series 2006, RB	5.250	07/01/2024	265,421
225,000	Merrill Ranch Community Facilities District No. 2
	(Assessment Area One), Series 2006, RB	5.250	07/01/2024	225,358
551,000	Merrill Ranch Community Facilities District No. 2
	(Assessment Area One), Series 2006, RB	5.300	07/01/2030	551,771
810,000	Merrill Ranch Community Facilities District No. 2,
	Series 2016, GO Bonds	5.250	07/15/2040	923,222

3 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
Arizona (Continued)
$ 420,000	Parkway Community Facilities District, Series
	2006, GO Bonds	5.300%	07/15/2025	$393,750
350,000	Parkway Community Facilities District, Series
	2006, GO Bonds	5.350	07/15/2031	305,830
1,000,000	Phoenix (City of), AZ Industrial Development
	Authority (Downtown Phoenix Student Housing,
	LLC- Arizona State University), Series 2018 A,
	Ref. RB	5.000	07/01/2042	1,169,960
1,725,000	Phoenix (City of), AZ Industrial Development
	Authority (Espiritu Community Development
	Corp. Charter School), Series 2006 A, RB	6.250	07/01/2036	1,726,104
4,135,000	Phoenix (City of), AZ Industrial Development
	Authority (Freedom Academy, Inc.), Series 2016,
	RB	5.500	07/01/2046	4,517,984
2,770,000	Phoenix (City of), AZ Industrial Development
	Authority (Gourmet Boutique West LLC), Series
	2007 B, IDR[4]	5.875	11/01/2037	2,384,333
595,000	Phoenix (City of), AZ Industrial Development
	Authority (Leman Academy of Excellence - Oro
	Valley), Series 2019 A, RB	5.000	07/01/2049	610,077
530,000	Phoenix (City of), AZ Industrial Development
	Authority (Leman Academy of Excellence - Oro
	Valley), Series 2019 A, RB	5.000	07/01/2054	542,778
1,185,000	Phoenix (City of), AZ Industrial Development
	Authority (Vista College Preparatory), Series 2018
	A, RB	5.000	07/01/2048	1,390,550
10,000,000	Phoenix Civic Improvement Corp., Series 2018,
	RB	5.000	07/01/2048	11,843,800
2,250,000	Pima (County of), AZ Industrial Development
	Authority (American Leadership Academy), Series
	2015, Ref. RB	5.625	06/15/2045	2,480,265
2,970,000	Pima (County of), AZ Industrial Development
	Authority (American Leadership Academy), Series
	2017, RB	5.000	06/15/2052	3,055,269
4,355,000	Pima (County of), AZ Industrial Development
	Authority (Arizona Charter Schools Refunding),
	Series 2013 Q, Ref. RB	5.375	07/01/2031	4,565,172
1,550,000	Pima (County of), AZ Industrial Development
	Authority (Christian Care Tuscon, Inc.), Series
	2017 A, Ref. RB	5.000	06/15/2037	1,780,206
2,830,000	Pima (County of), AZ Industrial Development
	Authority (Christian Care Tuscon, Inc.), Series
	2017 C, RB	5.000	12/15/2047	3,214,286
2,400,000	Pima (County of), AZ Industrial Development
	Authority (Excalibur Charter School (The)), Series
	2016, Ref. RB	5.500	09/01/2046	2,512,512
5,530,000	Pima (County of), AZ Industrial Development
	Authority (Milestones Charter School Refunding),
	Series 2017 A, Ref. RB	6.500	11/01/2047	5,673,780

4 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Arizona (Continued)
$ 2,955,000 Pima (County of), AZ Industrial Development
Authority (New Plan Learning, Inc.), Series 2011
A, RB	8.125%	07/01/2041	$2,930,946
5,730,000 Pima (County of), AZ Industrial Development
Authority (P.L.C. Charter Schools), Series 2012,
RB	7.500	04/01/2041	6,550,364
3,315,000 Pima (County of), AZ Industrial Development
Authority (P.L.C. Charter Schools), Series 2016,
Ref. RB	6.000	12/01/2036	3,559,150
6,310,000 Pima (County of), AZ Industrial Development
Authority (P.L.C. Charter Schools), Series 2016,
Ref. RB	6.000	12/01/2046	6,678,567
1,025,000 Pima (County of), AZ Industrial Development
Authority (Paideia Academies (The)), Series 2015,
RB	6.000	07/01/2035	1,086,582
3,310,000 Pima (County of), AZ Industrial Development
Authority (Paideia Academies (The)), Series 2015,
RB	6.125	07/01/2045	3,505,654
650,000 Pima (County of), AZ Industrial Development
Authority (Paideia Academies (The)), Series 2019,
RB	5.125	07/01/2039	656,091
810,000 Pima (County of), AZ Industrial Development
Authority (Paideia Academies (The)), Series 2019,
RB	5.250	07/01/2049	818,537
500,000 Pinal (County of), AZ Industrial Development
Authority (San Manuel Facility), Series 2006, RB	6.250	06/01/2026	524,590
20,000,000 Pinal (County of), AZ Industrial Development
Authority (WOF SW GGP 1 LLC), Series 2018, RB	7.250	10/01/2033	22,011,000
220,000 Show Low Bluff Community Facilities District
(Assessment Area One), Series 2007, RB	5.600	07/01/2031	208,848
1,022,000 Southside Community Facilities District No. 1,
Series 2008, RB	7.250	07/01/2032	623,594
695,000 Tempe (City of), AZ Industrial Development
Authority (Friendship Village of Tempe), Series
2012 A, Ref. RB	6.000	12/01/2032	741,197
1,550,000 Tempe (City of), AZ Industrial Development
Authority (Friendship Village), Series 2012 A,
Ref. RB	6.250	12/01/2042	1,651,789
1,010,000 Tempe (City of), AZ Industrial Development
Authority (Mirabella at ASU), Series 2017 A, RB	6.000	10/01/2037	1,162,126
2,360,000 Tempe (City of), AZ Industrial Development
Authority (Mirabella at ASU), Series 2017 A, RB	6.125	10/01/2052	2,683,863
1,800,000 Verrado Community Facilities District No. 1, Series
2013 A, Ref. GO Bonds	6.000	07/15/2027	1,942,650
675,000 Verrado Community Facilities District No. 1, Series
2013 B, GO Bonds	5.700	07/15/2029	719,098
610,000 Verrado Community Facilities District No. 1, Series
2013 B, GO Bonds	6.000	07/15/2033	651,303

5 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Arizona (Continued)
$ 3,399,000 Watson Road Community Facilities District, Series
2005, RB	6.000%		07/01/2030	$3,383,059
				171,715,343

Arkansas—0.1%
5,045,000 Cave Springs Municipal Property Owners'
Improvement District No. 3, Series 2007, GO
Bonds[3,4]	6.250		02/01/2038	3,682,850

California—13.0%
7,300,000 Alameda (County of), CA Corridor Transportation
Authority, Series 2016 B, Ref. RB	5.000		10/01/2034	8,688,460
750,000 Alhambra (City of), CA (Atherton Baptist Homes),
Series 2010 A, RB	7.625		01/01/2040	753,840
175,000 Blythe (City of), CA Redevelopment Agency
Successor Agency (Project No. 1), Series 2000
A, RB	6.200		05/01/2031	175,217
10,000,000 CA Infrastructure and Economic Devel. (Sanford
Consortium)[1]	5.000		05/15/2040	10,185,900
31,530,000 CA Infrastructure and Economic Devel. (University
of California)[1]	5.000		05/15/2052	37,783,962
2,500,000 Calexico (City of), CA Community Redevelopment
Agency Successor Agency (Merged Central
Business District & Residential Redevelopment
Project Area), Series 2011, RB	7.250		08/01/2033	2,721,050
212,950,000 California (County of), CA Tobacco Securitization
Agency (Alameda County Tobacco Asset
Securitization Corp.), Series 2006 C, RB	6.341	[6]	06/01/2055	12,845,144
6,620,000 California (County of), CA Tobacco Securitization
Agency (Gold Country Settlement Funding Corp.),
Series 2006, RB	8.145	[6]	06/01/2033	3,074,460
18,030,000 California (County of), CA Tobacco Securitization
Agency (Los Angeles County Securitization Corp.),
Series 2006, RB	5.700	[2]	06/01/2046	18,148,277
19,120,000 California (State of) County Tobacco
Securitization Agency (Alameda County Tobacco
Asset Securitization Corp.), Series 2002, RB	6.000		06/01/2042	19,298,007
7,145,000 California (State of) County Tobacco
Securitization Agency (Stanislaus County Tobacco
Funding Corp.), Series 2002 A, RB	5.875		06/01/2043	7,242,101
520,920,000 California (State of) County Tobacco
Securitization Agency, Series 2006 A, RB	5.559	[6]	06/01/2050	80,935,340
107,400,000 California (State of) County Tobacco
Securitization Agency, Series 2006 B, RB	5.502	[6]	06/01/2050	12,607,686
9,125,000 California (State of) Enterprise Development
Authority (Sunpower Corp. - Headquarters),
Series 2010, RB	8.500		04/01/2031	9,499,490
605,015 California (State of) Housing Finance Agency,
Series 2019 A-1, RB	4.250		01/15/2035	706,355

6 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$ 5,000,000 California (State of) Municipal Finance Authority
(Community Medical Centers), Series 2017 A,
Ref. RB	5.000%	02/01/2047	$5,780,750
10,800,000 California (State of) Municipal Finance Authority
(Linxs APM), Series 2018 A, RB	5.000	12/31/2043	12,655,656
2,750,000 California (State of) Municipal Finance Authority
(Linxs APM), Series 2018 A, RB	5.000	12/31/2047	3,208,040
2,575,000 California (State of) Municipal Finance Authority
(LINXS APM), Series 2018 B, RB	5.000	06/01/2048	2,998,999
3,000,000 California (State of) Pollution Control Financing
Authority (Aemerge Redpak Services Southern
California, LLC), Series 2017, RB3	8.000	12/01/2027	900,000
6,075,000 California (State of) Pollution Control Financing
Authority (CalPlant I), Series 2017, RB	7.500	07/01/2032	6,349,043
14,995,000 California (State of) Pollution Control Financing
Authority (CalPlant I), Series 2017, RB	8.000	07/01/2039	16,304,363
4,330,000 California (State of) School Finance Authority
(Escuela Popular), Series 2017, RB	6.500	07/01/2050	4,518,875
5,945,000 California (State of) School Finance Authority
(Grimmway Schools), Series 2016 A, RB	5.250	07/01/2051	6,518,455
385,000 California (State of) School Finance Authority
(Kepler Neighborhood School), Series 2017 A, RB	5.000	05/01/2027	383,806
900,000 California (State of) School Finance Authority
(Kepler Neighborhood School), Series 2017 A, RB	5.750	05/01/2037	912,402
1,230,000 California (State of) School Finance Authority
(Kepler Neighborhood School), Series 2017 A, RB	5.875	05/01/2047	1,247,245
595,000 California (State of) School Finance Authority
(Rocketship Education), Series 2017 A, RB	5.125	06/01/2047	640,702
665,000 California (State of) School Finance Authority
(Rocketship Education), Series 2017 A, RB	5.250	06/01/2052	716,857
4,020,000 California (State of) Statewide Communities
Development Authority (Guidance Charter
School), Series 2017 A, RB3,4	6.500	07/01/2037	1,567,800
14,690,000 California (State of) Statewide Communities
Development Authority (Guidance Charter
School), Series 2017 A, RB3,4	6.750	07/01/2052	5,729,100
1,450,000 California (State of) Statewide Communities
Development Authority (NCCD—Hooper Street
LLC—California College of the Arts), Series
2019, RB	5.250	07/01/2052	1,665,122
7,645,000 California (State of) Statewide Communities
Development Authority (Yucaipa Valley Water
Reservoir), Series 2014, RB	6.000	09/02/2044	7,909,746
10,000 California (State of) Statewide Communities
Development Authority, Series 2003, RB	6.750	09/01/2037	10,013
100,000 California (State of) Statewide Finance Authority
(Pooled Tobacco Securitization), Series 2002, RB	6.000	05/01/2043	100,575
4,515,000 California (State of) Statewide Financing
Authority, Series 2002 A, RB	6.000	05/01/2037	4,545,567

7 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 1,120,000	California (State of) Statewide Financing
	Authority, Series 2002 B, RB	6.000%	05/01/2043	$ 1,126,440
2,160,000	California (State of), Series 2016, Ref. GO Bonds	5.000	09/01/2031	2,632,673
16,780,000	California (State of), Series 2017, Ref. GO Bonds	4.000	11/01/2033	19,349,018
24,160,000	California (State of), Series 2017, Ref. GO Bonds	4.000	11/01/2034	27,778,685
20,000,000	California (State of), Series 2017, Ref. GO Bonds	4.000	11/01/2035	22,904,600
3,740,000	California (State of), Series 2017, Ref. GO Bonds	5.000	08/01/2030	4,666,585
15,000,000	California (State of), Series 2019, GO Bonds	4.000	10/01/2044	17,229,900
3,200,000	California (State of), Series 2019, GO Bonds	5.000	04/01/2049	3,985,376
2,775,000	California County Tobacco Securitization Agency
	(Alameda County Tobacco Asset Securitization
	Corp.), Series 2002, RB	5.875	06/01/2035	2,802,223
5,000,000	California County Tobacco Securitization Agency
	(Fresno County Tobacco Funding Corp.), Series
	2002, RB	6.125	06/01/2038	5,001,350
127,310,000	California County Tobacco Securitization Agency
	(Fresno County Tobacco Funding Corp.), Series
	2006 A, RB	5.307 [6]	06/01/2046	23,384,301
33,920,000	California County Tobacco Securitization Agency
	(Fresno County Tobacco Funding Corp.), Series
	2006 B, RB	6.647 [6]	06/01/2046	5,827,456
215,100,000	California County Tobacco Securitization Agency
	(Fresno County Tobacco Funding Corp.), Series
	2006 C, RB	6.998 [6]	06/01/2055	14,923,638
7,000,000	California County Tobacco Securitization Agency
	(Gold Country Funding Corp.), Series 2006, RB	5.250	06/01/2046	7,000,840
18,500,000	California County Tobacco Securitization Agency
	(Los Angeles County Securitization Corp.), Series
	2006 A, RB	5.650 [2]	06/01/2041	18,629,315
25,920,000	California State University, Series 2017 A, Ref. RB	5.000	11/01/2047	31,054,493
1,215,000	Desert Hot Springs (City of), CA Redevelopment
	Agency Successor Agency, Series 2017, Ref. RB	5.000	09/01/2030	1,494,596
18,275,000	Fremont, CA Union High School District[1]	4.000	08/01/2043	19,424,035
7,780,000	Fresno Unified School District, Series 2016 B, Ref.
	GO Bonds	4.319 [6]	08/01/2042	3,624,235
4,320,000	Garden Grove Unified School District (Election of
	2016), Series 2019, GO Bonds	4.000	08/01/2045	4,811,659
8,915,000	Garden Grove Unified School District (Election of
	2016), Series 2019, GO Bonds	4.000	08/01/2047	9,895,472
9,625,000	Garden Grove Unified School District (Election of
	2016), Series 2019, GO Bonds	4.000	08/01/2048	10,660,939
25,350,000	Golden State Tobacco Securitization Corp., Series
	2007 A-2, RB	5.300 [2]	06/01/2037	26,382,252
555,000	Golden State Tobacco Securitization Corp., Series
	2017 A-1, Ref. RB	5.000	06/01/2029	660,572
1,835,000	Independent Cities Finance Authority
	(Lamplighter Salinas Mobilehome Park), Series
	2010 A, RB	6.250	07/15/2050	1,879,572

8 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
California (Continued)
$ 1,140,000	Lathrop (City of), CA (Community Facilities
	District No. 03-2), Series 2003, RB	7.000%	09/01/2033	$1,143,716
4,000,000	Long Beach (City of), CA, Series 2017 B, RB	5.000	05/15/2043	4,737,720
1,625,000	Los Angeles (City of), CA (Community Facilities
	District No. 8), Series 2010, RB	5.750	09/01/2040	1,653,762
1,000,000	Los Angeles (City of), CA Department of Airports
	(Los Angeles International Airport), Series 2018
	A, RB	5.000	05/15/2035	1,220,180
1,385,000	Los Angeles (City of), CA Department of Airports
	(Los Angeles International Airport), Series 2018
	A, RB	5.000	05/15/2036	1,685,559
1,500,000	Los Angeles (City of), CA Department of Airports,
	Series 2016 A, RB	5.000	05/15/2033	1,778,700
10,000,000	Los Angeles (City of), CA Department of Water &
	Power, Series 2017 A, RB	5.000	07/01/2047	11,913,900
20,000,000	Los Angeles (City of), CA Department of Water &
	Power, Series 2019 A, RB	5.250	07/01/2049	25,062,600
13,345,000	Los Angeles County Facilities, Inc. (Vermont
	Corridor County Administration Building), Series
	2018 A, RB	5.000	12/01/2043	16,358,968
7,875,000	Los Angeles County Facilities, Inc. (Vermont
	Corridor County Administration Building), Series
	2018 A, RB	5.000	12/01/2051	9,537,176
25,000,000	Los Angeles, CA Dept. of Airports (Los Angeles
	International Airport)[1]	5.000	05/15/2043	30,352,875
55,750,000	Los Angeles, CA Dept. of Airports (Los Angeles
	International Airport)[1]	5.000	05/15/2044	66,196,636
255,000	Maywood (City of), CA Public Financing Authority
	(Infrastructure Refinancing), Series 2008 A, Ref.
	RB	7.000	09/01/2038	255,411
4,500,000	Morongo Band of Mission Indians (The), Series
	2018 A, RB	5.000	10/01/2042	5,170,680
10,200,000	Northern California Tobacco Securitization
	Authority, Series 2005 A-1, RB	5.375	06/01/2038	10,239,168
45,000	Placer (County of), CA (Placer Corporate Center
	Assessment District No. 1), Series 2000, RB	6.500	09/02/2030	45,157
6,580,000	Regional Airports Improvement Corp. (Los
	Angeles International Airport - Continental
	Airlines, Inc. Cargo Facilities), Series 1994, RB	9.250	08/01/2024	6,624,481
3,975,000	Rialto (City of), CA Redevelopment Agency
	Successor Agency, Series 2018, Ref. RB	5.000	09/01/2037	4,886,467
1,750,000	Riverside (County of), CA Redevelopment
	Successor Agency, Series 2011 A, RB	7.125	10/01/2042	1,942,937
27,015,000	Riverside County, CA Transportation Commission[1]	4.000	06/01/2036	30,745,584
10,000,000	Sacramento (City of), CA (Convention Center
	Complex), Series 2018 A, RB	5.000	06/01/2048	11,972,200
2,000,000	San Buenaventura (City of), CA (Community
	Memorial Health System), Series 2011, RB	8.000	12/01/2031	2,230,260

9 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$ 4,700,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2018 D, RB	5.000%		05/01/2048	$5,587,642
10,000,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2019 A, RB	5.000		05/01/2044	12,137,300
13,000,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2019 A, RB	5.000		05/01/2049	15,696,590
10,000,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2019 E, RB	5.000		05/01/2050	12,062,800
750,000 San Francisco (City & County of), CA
Redevelopment Financing Authority (Mission Bay
North Redevelopment), Series 2011 C, RB	6.750		08/01/2041	800,280
1,000,000 San Francisco (City & County of), CA
Redevelopment Financing Authority (Mission Bay
South Redevelopment), Series 2011 D, RB	7.000		08/01/2041	1,069,440
6,000,000 Santa Clara (City of), CA Redevelopment Agency,
Series 2011, RB	5.750		06/01/2026	6,434,760
15,920,000 Santa Clara County, CA GO1	4.000		08/01/2040	16,799,421
58,990,000 Silicon Valley Tobacco Securitization Authority
(Santa Clara), Series 2007 A, RB	8.898	[6]	06/01/2047	12,579,617
60,785,000 Silicon Valley Tobacco Securitization Authority
(Santa Clara), Series 2007 A, RB	8.995	[6]	06/01/2036	24,346,824
13,505,000 Silicon Valley Tobacco Securitization Authority,
Series 2007 B, RB	8.998	[6]	06/01/2047	2,644,009
61,600,000 Silicon Valley Tobacco Securitization Authority,
Series 2007 C, RB	8.146	[6]	06/01/2056	5,861,856
12,115,000 Stockton Unified School District, Series 2011 D,
GO Bonds	5.918	[6]	08/01/2038	7,120,228
14,735,000 Stockton Unified School District, Series 2011 D,
GO Bonds	5.948	[6]	08/01/2041	7,737,791
17,145,000 Stockton Unified School District, Series 2011 D,
GO Bonds	5.948	[6]	08/01/2043	8,322,526
6,245,000 Stockton Unified School District, Series 2011 D,
GO Bonds	5.997	[6]	08/01/2037	3,822,127
1,335,000 Susanville (City of), CA Public Financing
Authority, Series 2010 B, Ref. RB	5.875		06/01/2035	1,348,350
1,425,000 Susanville (City of), CA Public Financing
Authority, Series 2010 B, Ref. RB	6.000		06/01/2045	1,439,250
3,500,000 West Hollywood (City of), CA Community
Development Department (East Side
Redevelopment), Series 2011 A, RB	7.500		09/01/2042	3,890,740
				991,914,318

Colorado—4.5%
1,075,000 Amber Creak Metropolitan District, Series 2017
A, Ref. GO Bonds	5.125		12/01/2047	1,118,548

10 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$ 515,000 Amber Creak Metropolitan District, Series 2017
B, GO Bonds	7.750%	12/15/2047	$532,706
1,240,000 Arista Metroplitan District, Series 2018 A, Ref.
GO Bonds	5.000	12/01/2038	1,335,728
3,500,000 Arista Metroplitan District, Series 2018 A, Ref.
GO Bonds	5.125	12/01/2048	3,756,375
3,260,000 Banning Lewis Ranch Metropolitan District No. 4,
Series 2018 A, GO Bonds	5.750	12/01/2048	3,446,113
2,195,000 Banning Lewis Ranch Metropolitan District No. 5,
Series 2018 A, GO Bonds	5.750	12/01/2048	2,320,313
500,000 Banning Lewis Ranch Metropolitan District No. 5,
Series 2018 B, GO Bonds	8.000	12/15/2048	526,165
3,100,000 Base Village Metropolitan District No. 2, Series
2016 A, Ref. GO Bonds	5.750	12/01/2046	3,263,711
3,000,000 Berthoud-Heritage Metropolitan District No. 1,
Series 2019, RB	5.625	12/01/2048	3,134,850
500,000 Blue Lake Metropolitan District No. 2, Series
2016 B, GO Bonds	8.000	12/15/2046	522,015
1,750,000 Blue Lake Metropolitan District No. 3, Series
2018 A, GO Bonds	5.250	12/01/2048	1,817,375
551,000 BNC Metropolitan District No. 1, Series 2017 B,
GO Bonds	7.375	12/15/2047	572,483
670,000 Brighton Crossing Metropolitan District No. 4,
Series 2017 B, GO Bonds	7.000	12/15/2047	691,695
1,750,000 Broadway Station Metropolitan District No. 3,
Series 2019, GO Bonds[5]	5.000	12/01/2049	1,795,115
1,000,000 Bromley Park Metropolitan District No. 2, Series
2018 B, Ref. GO Bonds	6.375	12/15/2047	1,040,500
1,919,000 Broomfield (City and County of), CO Midcities
Metropolitan District No. 2, Series 2016 B, Ref.
GO Bonds	7.750	12/15/2046	1,972,847
2,734,000 Buffalo Ridge Metropolitan Distric, Series 2018
B, GO Bonds	7.375	12/15/2047	2,853,120
4,500,000 Canyons Metropolitan District No. 5, Series 2017
A, Ref. GO Bonds	6.125	12/01/2047	4,735,665
2,000,000 Canyons Metropolitan District No. 6, Series 2017
A, Ref. GO Bonds	6.125	12/01/2047	2,064,120
1,345,000 Cherrylane Metropolitan District, Series 2018 A,
GO Bonds	5.250	12/01/2047	1,410,717
574,000 Cherrylane Metropolitan District, Series 2018 B,
GO Bonds	7.375	12/15/2047	599,331
500,000 Clear Creek Station Metropolitan District No. 2,
Series 2017 B, GO Bonds	7.375	12/15/2047	521,490
14,350,000 CO Health Facilities Authority (Sisters of Charity
of Leavenworth Health System)[1]	5.000	01/01/2044	15,923,262
1,500,000 Colliers Hill Metropolitan District No. 1, Series
2019 B, Ref. GO Bonds	8.000	12/15/2048	1,502,445

11 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$6,000,000 Colorado (State of) Health Facilities Authority
(Adventhealth Obligated), Series 2019, Ref. VRD
RB	4.000%	11/15/2043	$6,712,380
5,190,000 Colorado (State of) Health Facilities Authority
(CommonSpirit Health), Series 2019 A-2, RB	5.000	08/01/2044	6,132,089
4,425,000 Colorado (State of) Health Facilities Authority
(Evangelical Lutheran Good Samaritan Society
(The)), Series 2017, Ref. RB	5.000	06/01/2047	5,565,367
1,030,000 Colorado (State of) Health Facilities Authority
(Volunteers of America Care), Series 2007 A, RB	5.300	07/01/2037	1,031,226
6,050,000 Colorado (State of) Health Facilities Authority,
Series 2019 A, Ref. RB	4.000	01/01/2037	6,889,619
1,040,000 Colorado (State of) International Center
Metropolitan District No. 3, Series 2018 B, GO
Bonds	7.500	12/15/2038	1,080,154
4,250,000 Copper Ridge Metropolitan District, Series 2019,
RB	5.000	12/01/2039	4,496,585
1,750,000 Copper Ridge Metropolitan District, Series 2019,
RB	5.000	12/01/2043	1,822,520
500,000 Copperleaf Metropolitan District No. 3, Series
2017 A, GO Bonds	5.000	12/01/2037	525,870
700,000 Copperleaf Metropolitan District No. 3, Series
2017 A, GO Bonds	5.125	12/01/2047	733,243
506,000 Copperleaf Metropolitan District No. 3, Series
2017 B, GO Bonds	7.625	12/15/2047	526,822
1,025,000 Country Club Highlands Metropolitan District,
Series 2007, GO Bonds[4,7]	7.250	12/01/2037	871,250
1,260,000 Creekside Village Metropolitan District, Series
2019 A, GO Bonds	5.000	12/01/2039	1,295,091
2,165,000 Creekside Village Metropolitan District, Series
2019 A, GO Bonds	5.000	12/01/2049	2,187,732
616,000 Creekside Village Metropolitan District, Series
2019, GO Bonds	7.750	12/15/2049	617,423
3,415,000 Cundall Farms Metropolitan District, Series 2014,
GO Bonds	6.875	12/01/2044	3,415,000
785,000 Cundall Farms Metropolitan District, Series 2016,
GO Bonds	7.750	12/15/2044	810,120
750,000 Cundall Farms Metropolitan District, Series 2017
B, GO Bonds	7.375	12/15/2047	768,877
792,000 Cundall Farms Metropolitan District, Series 2017
C, GO Bonds	12.000	12/15/2049	808,743
34,120,000 Denver (City & County of), CO, Series 2018 A,
Ref. RB	5.000	12/01/2048	40,303,909
26,450,000 Denver (City & County of), Series 2018 A, Ref. RB	5.250	12/01/2048	31,955,832
1,250,000 Denver Connection West Metropolitan District,
Series 2017 A, GO Bonds	5.375	08/01/2047	1,307,575
1,360,000 Denver Gateway Center Metropolitan District,
Series 2018 A, GO Bonds	5.500	12/01/2038	1,450,617

12 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$2,130,000 Denver Gateway Center Metropolitan District,
Series 2018 A, GO Bonds	5.625%	12/01/2048	$2,273,455
2,290,000 Denver International Business Center
Metropolitan District No 1, Series 2019 B, GO
Bonds	6.000	12/01/2048	2,405,530
1,285,000 Dinosaur Ridge Metropolitan District, Series 2019
A, Ref. RB	5.000	06/01/2049	1,312,370
1,690,000 Dublin North Metropolitan District No. 2, Series
2018 A, GO Bonds	5.125	12/01/2047	1,755,859
4,475,000 Elbert (County of), CO & Highway 86 Commercial
Metropolitan District, Series 2008 A, RB4	7.500	12/01/2032	3,356,250
2,600,000 Elbert (County of), CO & Highway 86
Metropolitan District, Series 2016, Ref. GO Bonds	5.750	12/01/2046	2,891,044
2,000,000 Erie (Town of), CO Farm Metropolitan District,
Series 2016 A, GO Bonds	5.500	12/01/2045	2,096,000
600,000 Erie (Town of), CO Farm Metropolitan District,
Series 2016 B, GO Bonds	7.750	12/15/2045	620,640
515,000 First Creek Village Metropolitan District, Series
2019 B, GO Bonds	6.750	08/01/2049	517,992
2,965,000 Flying Horse Metropolitan District No. 3, Series
2019, Ref. GO Bonds	6.000	12/01/2049	3,014,871
1,780,000 Fossil Ridge Metropolitan District No. 1, Series
2010, Ref. GO Bonds	7.250	12/01/2040	1,829,235
920,000 Godding Hollow Metropolitan District (In The
Town of Frederick), Series 2018, GO Bonds	6.500	12/01/2034	968,456
925,000 Haskins Station Metropolitan District, Series 2019
A, GO Bonds	5.000	12/01/2049	941,465
2,065,000 Hawthorn Metropolitan District No. 2, Series
2014, GO Bonds	6.375	12/01/2044	2,065,000
950,000 Hawthorn Metropolitan District No. 2, Series
2015, GO Bonds	7.750	12/15/2044	980,533
928,000 Hawthorn Metropolitan District No. 2, Series
2017 C, GO Bonds	10.000	12/15/2051	947,618
1,825,000 Hunters Overlook Metropolitan District No. 5,
Series 2019 B, GO Bonds	8.500	12/15/2049	1,829,855
5,015,000 Hunting Hill Metropolitan District, Series 2018,
Ref. GO Bonds	5.625	12/01/2048	5,302,560
775,000 Iliff Commons Metropolitan District No. 3, Series
2016 A, GO Bonds	6.000	12/01/2046	807,380
2,235,000 Interpark Metropolitan District, Series 2018, GO
Bonds	5.500	12/01/2048	2,312,264
1,365,000 Interquest South Business Improvement District,
Series 2017, GO Bonds	5.000	12/01/2047	1,404,844
1,619,000 Lewis Pointe Metropolitan District, Series 2017,
GO Bonds	7.750	12/15/2047	1,632,940
500,000 Leyden Ranch Metropolitan District, Series 2017
B, GO Bonds	7.000	12/15/2047	523,905
1,195,000 Leyden Rock Metropolitan District No. 10, Series
2016 B, GO Bonds	7.250	12/15/2045	1,238,809

13 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
Colorado (Continued)
$ 1,025,000	Leyden Rock Metropolitan District No. 10, Series
	2017 C, Ref. GO Bonds	10.750%	12/15/2049	$ 1,046,494
1,140,000	Littleton Village Metropolitan District No. 2,
	Series 2018, Ref. GO Bonds	7.625	12/15/2028	1,184,141
8,065,000	Millers Landing Business Improvement District,
	Series 2018 A, RB	6.000	12/01/2048	8,391,391
2,185,000	Millers Landing Business Improvement District,
	Series 2018 B, RB	8.000	12/01/2048	2,247,207
1,000,000	Mountain Shadows Metropolitan District, Series
	2016, Ref. GO Bonds	5.000	12/01/2046	1,044,700
1,760,000	North Holly Metropolitan District, Series 2018 A,
	GO Bonds	5.500	12/01/2048	1,824,011
1,705,000	Penrith Park Metropolitan District, Series 2019
	A, GO Bonds	5.000	12/01/2049	1,730,814
900,000	Penrith Park Metropolitan District, Series 2019 B,
	GO Bonds	8.750	12/15/2049	898,002
1,590,000	Potomac Farms Metropolitan District, Series 2007
	A, Ref. GO Bonds	7.250	12/01/2037	1,590,620
196,000	Potomac Farms Metropolitan District, Series 2007
	B, Ref. GO Bonds	7.625 [2]	12/01/2023	196,129
2,290,000	Powhaton Road Metropolitan District No. 2,
	Series 2019 A, GO Bonds	5.625	12/01/2048	2,401,821
2,290,000	Prairie Farm Metropolitan District, Series 2018 A,
	GO Bonds	5.250	12/01/2048	2,391,584
1,270,000	Prairie Farm Metropolitan District, Series 2018 B,
	GO Bonds	7.375	12/15/2048	1,316,355
2,595,000	Prairiestar Metropolitan District No. 2, Series
	2016, GO Bonds	5.750	12/01/2046	2,743,045
12,585,000	PV-ERU Holding Trust, CO	7.957	2/14/2039	2,642,850
4,340,000	Rendezvous Metropolitan District No. 4, Series
	2018 A, GO Bonds	5.625	12/01/2048	4,542,982
2,000,000	Ritoro Metropolitan District, Series 2019 A, GO
	Bonds	5.000	12/01/2049	2,043,860
6,195,000	Second Creek Farm Metropolitan District No. 3,
	Series 2019 A, GO Bonds	5.000	12/01/2049	6,367,531
1,696,000	Second Creek Farm Metropolitan District No. 3,
	Series 2019 B, GO Bonds	7.625	12/15/2049	1,700,427
1,200,000	Sheridan Station West Metropolitan District,
	Series 2017, GO Bonds	6.000	12/01/2047	1,236,456
880,000	Sky Ranch Community Authority Board, Series
	2019 B, RB	7.625	12/15/2049	884,594
2,835,000	Sky Ranch Community Authority Board, Series
	2019, RB	5.000	12/01/2049	2,927,846
1,720,000	Sorrel Ranch Metropolitan District, Series 2006,
	GO Bonds[3,4]	6.750	12/15/2036	481,600
2,815,000	South Aurora Regional Improvement Authority,
	Series 2018, RB	6.250	12/01/2057	2,962,956
1,000,000	South Timnath Metropolitan District No. 1, Series
	2019 A, GO Bonds	5.500	12/01/2048	1,042,990

14 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$2,208,000 South Timnath Metropolitan District No. 1, Series
2019 B, GO Bonds	8.000%	12/15/2048	$ 2,292,036
810,000 Southglenn Metropolitan District, Series 2016,
Ref. GO Bonds	5.000	12/01/2036	855,263
2,000,000 Stone Creek Metropolitan District, Series 2018
A, GO Bonds	5.625	12/01/2047	2,082,580
600,000 Stone Creek Metropolitan District, Series 2018,
GO Bonds	7.875	12/15/2047	627,936
680,000 Tabernash Meadows Water & Sanitation District,
Series 2010, Ref. GO Bonds	7.125	12/01/2034	697,571
569,000 Table Mountain Metropolitan District, Series
2016 B, GO Bonds	7.750	12/15/2045	597,968
7,550,000 Tailholt Metropolitan District No. 3, Series 2018
A, GO Bonds	6.000	12/01/2048	8,050,188
294,000 Tallyn's Reach Metropolitan District No. 3, Series
2013, Ref. GO Bonds	5.000	12/01/2033	313,469
1,220,000 Tallyns Reach Metropolitan District No. 3, Series
2016 A, GO Bonds	6.750	11/01/2038	1,258,125
2,150,000 Talon Pointe Metropolitan District, Series 2019 A,
Ref. GO Bonds	5.250	12/01/2051	2,191,667
749,000 Thompson Crossing Metropolitan District No. 6,
Series 2015 A, GO Bonds	6.000	12/01/2044	776,803
1,500,000 Timnath Ranch Metropolitan District No. 4, Series
2018 A, GO Bonds	5.250	12/01/2037	1,560,480
1,900,000 Timnath Ranch Metropolitan District No. 4, Series
2018 A, GO Bonds	5.375	12/01/2047	1,977,995
953,000 Timnath Ranch Metropolitan District No. 4, Series
2018 B, GO Bonds	7.750	12/15/2047	988,928
2,000,000 Trails at Crowfoot Metropolitan District No. 3,
Series 2019 A, GO Bonds	5.000	12/01/2049	2,055,420
1,610,000 Two Bridges Metropolitan District, Series 2018
A, GO Bonds	5.625	08/01/2048	1,671,180
508,000 Two Bridges Metropolitan District, Series 2018
B, GO Bonds	7.875	08/01/2048	525,678
1,570,000 Village at Dry Creek Metropolitan District No. 2
(The), Series 2019, GO Bonds	4.375	12/01/2044	1,614,070
1,375,000 Village at Southgate Metropolitan District, Series
2018 A, GO Bonds	5.625	12/01/2048	1,428,488
1,645,000 Villas Eastlake Reservoir Metropolitan District,
Series 2016 A, GO Bonds	6.500	12/01/2046	1,738,913
1,300,000 Westcreek Metropolitan District No. 2, Series
2019 A, GO Bonds	5.375	12/01/2048	1,346,995
755,000 Willow Bend Metropolitan District, Series 2019
B, GO Bonds	7.625	12/15/2049	766,770
5,191,763 Woodmen Heights Metropolitan District No. 1,
Series 2012 A, Ref. GO Bonds	6.000	12/01/2041	5,279,296
27,590,594 Woodmen Heights Metropolitan District No. 1,
Series 2012 B, Ref. GO Bonds	7.300 [2]	12/15/2041	23,854,551

15 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
Colorado	(Continued)
$ 1,245,000	York Street Metropolitan District, Series 2017 A,
	GO Bonds	6.250%	12/01/2047	$ 1,405,543
				343,591,927

Connecticut—	0.6%
6,000,000	Connecticut (State of) (Transportation
	Infrastructure), Series 2015 A, RB	5.000	08/01/2032	6,995,100
7,965,000	Connecticut (State of) (Transportation
	Infrastructure), Series 2015 A, RB	5.000	08/01/2033	9,270,703
5,000,000	Connecticut (State of) Health & Educational
	Facilities Authority (Nuvance Health), Series 2019
	A, Ref. RB	4.000	07/01/2049	5,398,950
3,870,000	Connecticut (State of) Health and Education
	Facilities Authority (Nuvance Health), Series 2019
	A, RB	4.000	07/01/2041	4,226,040
5,295,000	Connecticut (State of), Series 2016 D, GO Bonds	4.000	08/15/2031	5,939,507
4,500,000	Connecticut (State of), Series 2018 E, GO Bonds	5.000	09/15/2033	5,597,820
2,000,000	Connecticut (State of), Series 2018 E, GO Bonds	5.000	09/15/2034	2,482,200
2,500,000	Connecticut (State of), Series 2018 E, GO Bonds	5.000	09/15/2035	3,094,375
2,000,000	Connecticut (State of), Series 2018 E, GO Bonds	5.000	09/15/2037	2,460,060
470,000	Georgetown (City of), CT Special Taxing District,
	Series 2006 A, GO Bonds[3,4]	5.125	10/01/2036	150,400
1,580,000	Hartford (City of), CT, Series 2014 B, GO Bonds	5.000	10/01/2033	1,796,792
13,216,113	Mashantucket Western Pequot Tribe, Series 2013,
	RB3,8	6.050	07/01/2031	495,604
				47,907,551

Delaware—	0.1%
1,100,000	Bridgeville (Town of), DE (Heritage Shores Special
	Development District), Series 2005 A, RB	5.450	07/01/2035	1,100,407
5,000,000	Delaware (State of) Economic Development
	Authority (Delmarva Power & Light Co.), Series
	2010, Ref. RB	5.400	02/01/2031	5,128,500
				6,228,907

District of	Columbia—3.8%
2,900,000	District of Columbia (Center for Strategic &
	International Studies, Inc.), Series 2011, RB	6.375	03/01/2031	3,074,783
2,000,000	District of Columbia (Center for Strategic &
	International Studies, Inc.), Series 2011, RB	6.625	03/01/2041	2,133,840
4,745,000	District of Columbia (Howard University), Series
	2011 A, RB	6.250	10/01/2032	5,064,196
5,255,000	District of Columbia (Howard University), Series
	2011 A, RB	6.250	10/01/2032	5,465,620
315,000	District of Columbia (Howard University), Series
	2011 A, RB	6.500	10/01/2041	337,179
19,295,000	District of Columbia (Howard University), Series
	2011 A, RB	6.500	10/01/2041	20,040,945

16 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
District of Columbia (Continued)
$310,000 District of Columbia (Rocketship DC Obligated
Group - Issue No. 1), Series 2019 B, RB	5.300%		06/01/2023	$313,797
1,055,000,000 District of Columbia Tobacco Settlement
Financing Corp, Series 2006 D, RB	6.211	[6]	06/15/2055	45,428,300
32,955,000 District of Columbia Tobacco Settlement
Financing Corp., Series 2001, RB	6.750		05/15/2040	34,034,276
1,275,680,000 District of Columbia Tobacco Settlement
Financing Corp., Series 2006 C, RB	5.912	[6]	06/15/2055	60,862,693
11,045,000 District of Columbia Water & Sewer Authority,
Series 2018 B, RB	5.000		10/01/2049	13,351,638
30,840,000 District of Columbia, Series 2019 A, GO Bonds	5.000		10/15/2044	38,137,052
20,000,000 Metropolitan Washington Airports Authority,
Series 2019 A, Ref. RB	5.000		10/01/2044	24,252,800
11,530,000 Metropolitan Washington D.C. Airport Authority[1]	4.000		10/01/2035	12,651,428
6,375,000 Washington (State of) Metropolitan Airports
Authority, Series 2018 A, Ref. RB	5.000		10/01/2034	7,791,334
11,000,000 Washington (State of) Metropolitan Airports
Authority, Series 2018 A, Ref. RB	5.000		10/01/2037	13,322,870
1,810,000 Washington (State of) Metropolitan Airports
Authority, Series 2018 A, Ref. RB	5.000		10/01/2048	2,150,190
				288,412,941

Florida—7.2%
750,000 Alachua (County of), FL Health Facilities Authority
(Oak Hammock at the University of Florida),
Series 2012 A, Ref. RB	8.000		10/01/2032	847,777
1,000,000 Alachua (County of), FL Health Facilities Authority
(Oak Hammock at the University of Florida),
Series 2012 A, Ref. RB	8.000		10/01/2042	1,126,330
1,000,000 Alachua (County of), FL Health Facilities Authority
(Oak Hammock at the University of Florida),
Series 2012 A, Ref. RB	8.000		10/01/2046	1,123,460
4,655,000 Amelia Concourse Community Development
District, Series 2007, RB3,4	5.750		05/01/2038	4,236,050
2,390,000 Amelia Concourse Community Development
District, Series 2016, RB	6.000		05/01/2047	2,497,287
3,035,000 Amelia Concourse Community Development
District, Series 2019 A, RB	5.650		05/01/2049	3,209,512
1,415,000 Amelia Concourse Community Development
District, Series 2019 B-2, RB	7.250		05/01/2029	1,475,576
2,975,000 Arlington Ridge Community Development
District, Series 2006 A, RB	5.500		05/01/2036	2,957,804
7,555,000 Belle Isle (City of), FL (Cornerstone Charter
Academy and Cornerstone Charter High School),
Series 2012, RB	6.000		10/01/2042	8,042,751
5,845,000 Buckeye Park Community Development District,
Series 2008 A, RB3,4	7.875		05/01/2038	2,513,350
1,545,000 Capital Trust Agency Inc. (Advantage Academy of
Hillsborough), Series 2019 A, RB	5.000		12/15/2049	1,670,856

17 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Florida (Continued)
$1,085,000 Capital Trust Agency Inc. (Advantage Academy of
Hillsborough), Series 2019 A, RB	5.000%		12/15/2054	$1,166,842
3,230,000 Capital Trust Agency Inc. (Atlantic Housing
Foundation Property), Series 2017 B, RB	6.000		07/01/2042	3,306,519
1,025,000 Capital Trust Agency Inc. (Elim Senior Housing,
Inc.), Series 2017, RB	5.625		08/01/2037	1,074,589
3,850,000 Capital Trust Agency Inc. (Elim Senior Housing,
Inc.), Series 2017, RB	5.875		08/01/2052	4,024,559
850,000 Capital Trust Agency Inc. (Florida Charter
Educational Foundation Inc.), Series 2018 A, RB	5.375		06/15/2038	952,034
1,590,000 Capital Trust Agency Inc. (Florida Charter
Educational Foundation Inc.), Series 2018 A, RB	5.375		06/15/2048	1,751,544
3,735,000 Capital Trust Agency Inc. (Paragon Academy of
Technology and Sunshine Elementary Charter
School), Series 2019 A, RB	5.750		06/01/2054	3,881,711
390,000 Capital Trust Agency Inc. (Paragon Academy of
Technology and Sunshine Elementary Charter
School), Series 2019 B, RB	6.000		06/01/2028	400,542
1,100,000 Capital Trust Agency Inc. (Viera Charter Schools,
Inc.), Series 2017 A, RB	5.000		10/15/2047	1,158,377
755,000 Capital Trust Agency Inc. (Viera Charter Schools,
Inc.), Series 2017 A, RB	5.000		10/15/2052	790,689
760,000 Carlton Lakes Community Development District,
Series 2015, RB	5.625		11/01/2036	819,227
1,865,000 Carlton Lakes Community Development District,
Series 2015, RB	5.750		11/01/2047	2,021,250
1,987,173 CFM Community Development District, Series
2004 A, RB3,4	6.250		05/01/2035	317,948
7,612,827 CFM Community Development District, Series
2004 A-1, RB	0.000	[2]	05/01/2035	5,586,521
8,285,000 CFM Community Development District, Series
2004 A-2, RB	6.250		05/01/2035	8,139,930
7,075,000 Chapel Creek Community Development District,
Series 2006 A, RB3,4	5.500		05/01/2038	6,367,500
13,074,058 Clearwater Cay Community Development District,
Series 2006 A, RB3,4	5.500		05/01/2037	7,452,213
1,150,000 Collier (County of), FL Industrial Development
Authority (Gulf Coast Academy South), Series
2017 A, RB	5.000		12/01/2037	1,209,535
1,875,000 Collier (County of), FL Industrial Development
Authority (Gulf Coast Academy South), Series
2017 A, RB	5.000		12/01/2047	1,947,562
1,690,000 Creekside Community Development District,
Series 2006, RB3,4	5.200		05/01/2038	760,500
20,000 CrossCreek Community Development District,
Series 2007 A, RB3	5.600		05/01/2039	19,022
815,000 CrossCreek Community Development District,
Series 2016 A, RB	5.600		05/01/2037	791,153

18 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
Florida (Continued)
$ 805,000	CrossCreek Community Development District,
	Series 2016 B, RB	6.750%	11/30/2021	$ 805,080
55,000	Dade (County of), FL Housing Finance Authority
	(Golden Lakes Apartments), Series 1997 A, RB	6.050	11/01/2039	55,166
3,725,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction)[1]	4.000	07/01/2037	4,259,446
4,030,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction)[1]	4.000	07/01/2038	4,594,489
4,195,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction)[1]	4.000	07/01/2039	4,771,387
4,360,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction)[1]	4.000	07/01/2040	4,947,336
6,045,000	Florida Development Finance Corp. (Florida
	Charter Foundation Inc.), Series 2016 A, RB	5.000	07/15/2046	6,198,603
300,000	Florida Development Finance Corp. (Learning
	Gate Community School), Series 2018 A, Ref. RB	5.000	02/15/2038	327,759
985,000	Florida Development Finance Corp. (Learning
	Gate Community School), Series 2018 A, Ref. RB	5.000	02/15/2048	1,071,739
13,000,000	Florida Development Finance Corp. (Virgin Trains
	USA Passenger Rail), Series 2019 A, Ref. RB	6.375 [9]	01/01/2049	12,344,020
17,000,000	Florida Development Finance Corp. (Virgin Trains
	USA Passenger Rail), Series 2019 A, Ref. RB	6.500 [9]	01/01/2049	16,085,910
5,428,094	Glades Correctional Development Corp., Series
	2017 A, RB	7.000	03/01/2030	4,852,825
3,019,862	Glades Correctional Development Corp., Series
	2017 B, RB	0.000	03/01/2030	845,561
2,720,000	Greater Lakes/Sawgrass Bay Community
	Development District, Series 2006 A, RB	5.500	05/01/2038	2,546,491
19,250,000	Greater Orlando Aviation Authority, Series 2019
	A, RB	5.000	10/01/2044	23,287,302
12,875,000	Greater Orlando Aviation Authority, Series 2019
	A, RB	5.000	10/01/2049	15,480,900
320,000	Highland Meadows Community Development
	District, Series 2006 A, RB	5.500	05/01/2036	320,010
1,500,000	Hillsborough (County of), FL Aviation Authority
	(Tampa International Airport), Series 2018 A, RB	5.000	10/01/2048	1,780,620
13,120,000	Hillsborough (County of), FL Aviation Authority
	(Tampa International Airport), Series 2018 E, RB	5.000	10/01/2043	15,723,795
4,775,000	Indigo Community Development District, Series
	2005 , RB3,4	5.750	05/01/2036	3,342,500
820,000	Lake (County of), FL (Imagine South Lake Charter
	School Program), Series 2019, RB	5.000	01/15/2049	889,667
635,000	Lake (County of), FL (Imagine South Lake Charter
	School Program), Series 2019, RB	5.000	01/15/2054	683,679
15,300,000	Lake (County of), FL (Village Veranda at Lady
	Lake), Series 2017 A-1, RB	7.125	01/01/2052	15,772,464
2,388,640	Lake Ashton II Community Development District,
	Series 2005 A, RB	5.375	05/01/2036	2,296,629

19 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Florida (Continued)
$ 1,685,000 Lake Helen (City of), FL (Ivy Hawn Charter School
of the Arts), Series 2018 A, RB	5.500%	07/15/2048	$ 1,785,022
1,830,000 Lake Helen (City of), FL (Ivy Hawn Charter School
of the Arts), Series 2018 A, RB	5.750	07/15/2053	1,954,056
16,690,000 Lakewood Ranch Stewardship District (Country
Club East), Series 2006, RB	5.400	05/01/2037	16,759,764
1,785,000 Lee (County of), FL Industrial Development
Authority, Series 2017 A, RB	5.750	12/01/2052	1,897,705
2,905,000 Legends Bay Community Development District,
Series 2007 A, RB	5.875	05/01/2038	2,907,353
5,360,000 Magnolia Creek Community Development
District, Series 2007 A, RB3,4	5.900	05/01/2039	964,800
5,000,000 Magnolia Creek Community Development
District, Series 2007 B, RB3,4	5.600	05/01/2014	900,000
190,000 Magnolia West Community Development District,
Series 2017, RB	5.350	05/01/2037	202,926
2,000,000 Martin (County of), FL Health Facilities Authority
(Cleveland Clinic Health System), Series 2019,
Ref. RB	4.000	01/01/2046	2,219,120
10,000 Miami (City of) & Dade (County of), FL School
Board, Series 2015 A, COP	5.000	05/01/2032	11,562
1,715,000 Miami World Center Community Development
District, Series 2017, RB	5.125	11/01/2039	1,878,714
2,570,000 Miami World Center Community Development
District, Series 2017, RB	5.250	11/01/2049	2,818,802
2,460,000 Miami-Dade (County of), FL, Series 2013 B, RB	6.000	10/01/2042	2,816,183
18,645,000 Miami-Dade (County of), FL, Series 2017 B, Ref.
RB	5.000	10/01/2040	22,000,168
30,790,000 Miami-Dade (County of), FL, Series 2019 A, RB	5.000	10/01/2049	36,903,970
25,000,000 Miami-Dade (County of), FL, Series 2019 B, RB	4.000	10/01/2049	27,840,500
11,000,000 Miami-Dade County, FL Transit System[1]	4.000	07/01/2045	12,180,520
5,210,000 Montecito Community Development District,
Series 2006 A, RB3,4	5.500	05/01/2037	4,272,200
5,310,385 Montecito Community Development District,
Series 2006 B, RB3,4	5.100	05/01/2013	4,354,515
9,515,000 Nassau (County of), FL (Nassau Care Centers
Inc.), Series 2008, RB	6.900	01/01/2038	9,523,564
4,345,000 Naturewalk Community Development District,
Series 2007 A, RB3,4	5.500	05/01/2038	3,432,550
3,640,000 Naturewalk Community Development District,
Series 2007 B, RB3,4	5.300	05/01/2016	2,875,600
3,000,000 Palm Beach (County of), FL Health Facilities
Authority (Sinai Residences of Boca Raton), Series
2014 A, RB	7.500	06/01/2049	3,378,600
11,270,000 Palm Coast Park Community Development
District, Series 2006, RB	5.700	05/01/2037	11,273,832
1,565,000 Palm River Community Development District,
Series 2007 A, RB3,4	5.375	05/01/2036	782,500

20 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value
Florida (Continued)
$ 1,850,000	Palm River Community Development District,
	Series 2007 B, RB3,4	5.150%		05/01/2013	$925,000
5,097,649	Pine Ridge Plantation Community Development
	District, Series 2006 A, RB	5.400		05/01/2037	4,656,651
2,250,000	Pinellas (County of), FL Educational Facilities
	Authority (Pinellas Preparatory Academy), Series
	2011 A, RB	7.125		09/15/2041	2,472,660
1,750,000	Pinellas (County of), FL Industrial Development
	Authority (2017 Foundation for Global
	Understanding), Series 2019, RB	5.000		07/01/2039	2,036,283
800,000	Polk (County of), FL Industrial Development
	Authority (Carpenter's Home Estates), Series
	2019, Ref. IDR	5.000		01/01/2055	887,800
5,000,000	Pompano Beach (City of), FL, Series 2018, GO
	Bonds	4.000		07/01/2048	5,596,650
9,000,000	Portico Community Development District, Series
	2006, RB	5.450		05/01/2037	8,709,300
5,905,000	Portofino Isles Community Development District
	(Portofino Court), Series 2005, RB3,4	5.600		05/01/2036	2,480,100
2,470,000	Portofino Vista Community Development District,
	Series 2006 B, RB3,4	5.000		05/01/2013	1,235,000
1,425,000	Reunion East Community Development District,
	Series 2002 A-2, RB3,4	7.375		05/01/2033	14
3,420,000	Reunion East Community Development District,
	Series 2005, RB3,4	5.800		05/01/2036	34
465,000	Reunion East Community Development District,
	Series 2015 1, RB	6.600		05/01/2033	501,237
2,690,000	Reunion East Community Development District,
	Series 2015 2, RB	6.600		05/01/2036	2,899,632
135,000	Ridgewood Trails Community Development
	District, Series 2007 A, RB	5.650		05/01/2038	129,915
7,580,000	River Glen Community Development District,
	Series 2006 A, RB3,4	5.450		05/01/2038	4,169,000
140,928	Santa Rosa (City of), FL Bay Bridge Authority,
	Series 1996 C, RB	6.250		07/01/2028	141,276
1,895,000	Sarasota (County of), FL (School of Arts and
	Sciences), Series 2010, RB	6.500		07/01/2040	1,918,555
3,670,000	Seminole (County of), FL Industrial Development
	Authority (Progressive Healthcare Providers/Fern
	Park, LLC Facility), Series 2005 A, RB	7.500		03/01/2035	3,674,221
5,110,000	South Bay Community Development District,
	Series 2005 A, RB3,4	5.950		05/01/2036	51
6,780,000	South Bay Community Development District,
	Series 2005 A-1, Ref. RB	5.950		05/01/2036	6,592,940
8,750,000	South Bay Community Development District,
	Series 2005 A-2, Ref. RB3,4	6.600	[2]	05/01/2036	4,410,613
7,035,000	South Bay Community Development District,
	Series 2005 B-1, Ref. RB	5.125		05/01/2020	7,033,593

21 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Florida (Continued)
$ 3,240,000 South Bay Community Development District,
Series 2005 B-2, Ref. RB3,4	6.600%[2]		05/01/2025	$1,631,534
3,450,000 South Fork East Community Development District,
Series 2013 A, Ref. RB	6.500	[2]	05/01/2038	3,479,187
14,000,000 South Miami, FL Health Facilities Authority
(BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/
BOS/FHlth/BHlth/BethH Obligated Group)[1]	4.000		08/15/2036	15,494,640
1,000,000 St. Johns (County of), FL Industrial Development
Authority (Bayview), Series 2007 A, Ref. RB	5.250		10/01/2041	838,850
3,500,000 St. Johns (County of), FL Industrial Development
Authority (Presbyterian Retirement Communities),
Series 2010 A, RB	5.875		08/01/2040	3,607,345
3,500,000 St. Johns (County of), FL Industrial Development
Authority (Presbyterian Retirement Communities),
Series 2010 A, RB	6.000		08/01/2045	3,610,005
610,000 Tern Bay Community Development District, Series
2005 A, RB	5.375		05/01/2037	610,256
11,880,000 Town Center at Palm Coast Community
Development District, Series 2005, RB	6.000		05/01/2036	11,927,876
4,950,000 Treeline Preserve Community Development
District, Series 2007 A, RB3,4	6.800		05/01/2039	2,722,500
755,000 Villages of Avignon Community Development
District, Series 2007 A, RB3,4	5.400		05/01/2037	52,850
1,045,000 Villages of Avignon Community Development
District, Series 2007 B, RB3,4	5.300		05/01/2014	73,150
480,000 Villages of Glen Creek Community Development
District, Series 2016 A, RB	4.750		05/01/2026	482,981
1,080,000 Villages of Glen Creek Community Development
District, Series 2016 A, RB	5.250		05/01/2036	1,093,424
1,815,000 Villages of Glen Creek Community Development
District, Series 2016 A, RB	5.375		05/01/2046	1,836,962
2,470,000 Villages of Glen Creek Community Development
District, Series 2016 A, RB	5.375		05/01/2046	2,499,887
2,754,253 Waterford Estates Community Development
District, Series 2006 A, RB3,4	5.500		05/01/2037	1,927,977
3,346,447 Waterford Estates Community Development
District, Series 2006 B, RB3,4	5.125		05/01/2013	2,342,513
122,000 Water's Edge Community Development District,
Series 2012 A-1, Ref. RB	5.350		05/01/2039	122,043
2,455,000 Water's Edge Community Development District,
Series 2012 A-2, Ref. RB	6.600	[2]	05/01/2039	2,466,931
1,214,282 Waterstone Community Development District,
Series 2007 A, RB4	0.000	[2]	05/01/2037	955,652
8,231,933 Waterstone Community Development District,
Series 2007 B, RB4	5.020	[6]	11/01/2028	4,868,777
2,327,525 Waterstone Community Development District,
Series 2007 B, RB3,4	5.500		05/01/2018	1,512,891
9,015,000 West Villages Improvement District, Series 2005
A-1, RB	5.750		05/01/2036	8,995,708

22 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
Florida (Continued)
$7,610,000	West Villages Improvement District, Series 2005
	A-2, RB4	5.750%	05/01/2036	$4,489,900
1,615,000	Westridge Community Development District,
	Series 2005, RB3,4	5.800	05/01/2037	1,607,894
250,000	Westside Community Development District, Series
	2005, RB3,4	5.650	05/01/2037	117,500
500,000	Westside Community Development District, Series
	2007, RB3,4	7.200	05/01/2038	75,000
1,475,000	Westside Community Development District, Series
	2019 2, RB3,4	5.650	05/01/2037	1,311,541
705,000	Westside Community Development District, Series
	2019 2, RB3,4	7.200	05/01/2038	627,499
4,340,000	Wyld Palms Community Development District,
	Series 2007 A, RB3,4	5.500	05/01/2038	1,041,600
7,420,000	Wyld Palms Community Development District,
	Series 2007 B, RB3,4	5.400	05/01/2015	1,780,800
2,634,476	Zephyr Ridge Community Development District,
	Series 2006 A, RB3,4	5.625	05/01/2037	2,212,959
3,786,132	Zephyr Ridge Community Development District,
	Series 2006 B, RB3,4	5.250	05/01/2013	3,180,351
				552,927,932

Georgia—1.8%
1,445,000	Cobb (County of), GA Development Authority,
	Series 2016 A, Ref. RB	6.000	07/01/2036	1,438,917
5,440,000	Cobb (County of), GA Development Authority,
	Series 2016 A, Ref. RB	6.000	07/01/2051	5,167,293
7,325,000	DeKalb (County of), GA Housing Authority
	(Baptist Retirement Communities of Georgia, Inc.
	& Clairmont Crest, Inc.), Series 2019 A, Ref. RB	5.000	01/01/2039	7,192,198
5,000,000	DeKalb (County of), GA Housing Authority
	(Baptist Retirement Communities of Georgia, Inc.
	& Clairmont Crest, Inc.), Series 2019 A, Ref. RB	5.125	01/01/2049	4,849,150
5,000,000	DeKalb (County of), GA Housing Authority
	(Baptist Retirement Communities of Georgia, Inc.
	& Clairmont Crest, Inc.), Series 2019 A, Ref. RB	5.250	01/01/2054	4,860,700
2,800,000	DeKalb (County of), GA Housing Authority, Series
	2019 B, Ref. RB	6.125	01/01/2027	2,790,900
3,100,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	5.750	12/01/2033	3,205,772
6,850,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	6.000	12/01/2038	7,094,408
17,030,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	6.250	12/01/2048	17,731,636
9,710,000	Floyd (County of), GA Development Authority,
	Series 2018 A, RB	6.500	12/01/2053	10,193,752
1,290,000	Gainesville (City of) & Hall (County of), GA
	Development Authority, Series 2017, Ref. RB	5.000	03/01/2047	1,395,109

23 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Georgia (Continued)
$1,720,000 Gainesville (City of) & Hall (County of), GA
Development Authority, Series 2017, Ref. RB	5.125%	03/01/2052	$ 1,866,234
2,250,000 Georgia (State of) Road & Tollway Authority,
Series 2014 A, RB	6.246 [6]	06/01/2024	1,822,095
3,750,000 Georgia (State of) Road & Tollway Authority,
Series 2014 A, RB	6.748 [6]	06/01/2034	1,633,012
13,600,000 Georgia (State of) Road & Tollway Authority,
Series 2014 B, RB	0.000 [2]	06/01/2049	11,221,632
1,215,000 Georgia State Environmental Loan Acquisition
Corp., Series 2011, RB	5.125	03/15/2031	1,215,000
8,500,000 Houston (County of), GA Hospital Authority
(Houston Hospitals, Inc.), Series 2016 A, Ref. RB	5.000	10/01/2031	9,351,275
17,330,000 Main Street Natural Gas Inc., Series 2019 A, RB	5.000	05/15/2049	23,601,034
3,400,000 Main Street Natural Gas, Inc., Series 2019 A, RB	5.000	05/15/2043	4,022,642
2,635,000 Oconee (County of), GA Industrial Development
Authority, Series 2018 A-1, RB	6.125	12/01/2038	2,800,557
3,675,000 Oconee (County of), GA Industrial Development
Authority, Series 2018 A-1, RB	6.250	12/01/2048	3,900,608
3,090,000 Oconee (County of), GA Industrial Development
Authority, Series 2018 A-1, RB	6.375	12/01/2053	3,279,819
2,090,000 Oconee (County of), GA Industrial Development
Authority, Series 2018 A-2, RB	5.500 [9]	12/01/2053	2,154,853
6,375,000 Oconee (County of), GA Industrial Development
Authority, Series 2018, RB	5.500	12/01/2028	6,478,275
			139,266,871

Hawaii—0.4%
610,000 Hawaii (State of) Department of Transportation,
Series 1997, RB	5.625	11/15/2027	615,783
9,355,000 Hawaii (State of), Series 2018 A, RB	5.000	07/01/2043	11,169,589
15,450,000 Hawaii (State of), Series 2018 A, RB	5.000	07/01/2048	18,337,760
1,105,000 Kuakini Health System, Series 2002 A, RB	6.300	07/01/2022	1,108,503
			31,231,635

Idaho—0.0%
960,000 Idaho (State of) Health Facilities Authority (Valley
Vista Care Corp.), Series 2017 A, Ref. RB	5.250	11/15/2047	1,003,738
370,000 Idaho (State of) Housing & Finance Association,
Series 2018 A, RB	6.000	07/01/2039	431,161
1,135,000 Idaho (State of) Housing & Finance Association,
Series 2018 A, RB	6.000	07/01/2054	1,296,647
100,000 Idaho (State of) Housing & Finance Association,
Series 2018 B, RB	5.875	07/01/2022	101,052

24 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
Idaho (Continued)
$92,400	Nampa Local Improvement District No. 148,
	Series 2010, RB	6.625%	09/01/2030	$ 95,447
				2,928,045

Illinois—5.3%
3,000,000	Carol Stream Park District, Series 2016, Ref. GO
	Bonds	5.000	01/01/2037	3,496,140
30,685,000	Caseyville (Village of), IL, Series 2004, RB3,4	7.000	12/30/2022	306,850
3,000,000	Chicago (City of), IL (Chicago Midway
	International Airport), Series 2014 A, Ref. RB	5.000	01/01/2033	3,348,360
2,500,000	Chicago (City of), IL (Chicago O'Hare
	International Airport), Series 2017 D, RB	5.000	01/01/2047	2,875,850
5,000,000	Chicago (City of), IL (Chicago O'Hare
	International Airport), Series 2017 D, RB	5.000	01/01/2052	5,729,250
10,000,000	Chicago (City of), IL (Chicago O'Hare
	International Airport), Series 2018 A, Ref. RB	5.000	01/01/2048	11,813,000
16,890,000	Chicago (City of), IL (Chicago O'Hare
	International Airport), Series 2018 B, RB	5.000	01/01/2053	20,284,383
3,750,000	Chicago (City of), IL (Chicago O'Hare
	International Airport), Series 2018, RB	5.000	07/01/2048	4,359,937
30,000	Chicago (City of), IL (Cottage View Terrace
	Apartments), Series 2000 A, RB	6.125	02/20/2042	30,045
7,000,000	Chicago (City of), IL Board of Education, Series
	2016 A, Ref. GO Bonds	7.000	12/01/2044	8,512,210
1,500,000	Chicago (City of), IL Board of Education, Series
	2016 B, GO Bonds	6.500	12/01/2046	1,808,115
5,700,000	Chicago (City of), IL Board of Education, Series
	2016, RB	6.000	04/01/2046	6,803,064
1,250,000	Chicago (City of), IL Board of Education, Series
	2018 A, GO Bonds	5.000	12/01/2032	1,494,725
3,000,000	Chicago (City of), IL Board of Education, Series
	2018 A, GO Bonds	5.000	12/01/2035	3,561,300
1,850,000	Chicago (City of), IL Board of Education, Series
	2018 A, Ref. GO Bonds	5.000	12/01/2023	2,057,015
3,500,000	Chicago (City of), IL Board of Education, Series
	2018 A, Ref. GO Bonds	5.000	12/01/2024	3,980,690
2,500,000	Chicago (City of), IL Board of Education, Series
	2018 A, Ref. GO Bonds	5.000	12/01/2025	2,901,950
1,725,000	Chicago (City of), IL Board of Education, Series
	2018 A, Ref. GO Bonds	5.000	12/01/2026	2,036,932
2,100,000	Chicago (City of), IL Board of Education, Series
	2018 A, Ref. GO Bonds	5.000	12/01/2027	2,518,488
2,000,000	Chicago (City of), IL Board of Education, Series
	2018 A, Ref. GO Bonds	5.000	12/01/2029	2,418,660
7,555,000	Chicago (City of), IL Board of Education, Series
	2018, RB	5.000	04/01/2046	8,549,465
6,870,000	Chicago (City of), IL Metropolitan Water
	Reclamation District, Series 2015 A, GO Bonds	5.000	12/01/2044	7,690,965
2,755,000	Chicago (City of), IL, Series 2017, Ref. RB	5.250	11/01/2030	3,363,221

25 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
Illinois (Continued)
$2,900,000	Chicago (City of), IL, Series 2017, Ref. RB	5.250%	11/01/2031	$ 3,530,982
2,135,000	Chicago (City of), IL, Series 2017, Ref. RB	5.250	11/01/2032	2,592,125
2,000,000	Chicago (City of), IL, Series 2017, Ref. RB	5.250	11/01/2033	2,423,560
2,885,000	Chicago (City of), IL, Series 2017, Ref. RB	5.250	11/01/2035	3,479,858
1,190,000	Cook County School District No. 111, Series
	2016, GO Bonds	4.000	12/01/2033	1,312,879
1,000,000	Cook County School District No. 111, Series
	2016, GO Bonds	4.000	12/01/2034	1,101,080
1,000,000	Cook County School District No. 111, Series
	2016, GO Bonds	4.000	12/01/2035	1,098,500
10,032,000	Cortland (Town of), IL (Sheaffer System), Series
	2006, RB3,4	5.500	03/01/2017	2,006,400
900,000	Du Page (County of), IL Special Service Area No.
	31, Series 2006, RB	5.625	03/01/2036	902,331
1,585,000	Franklin Park (Village of), IL, Series 2011, GO
	Bonds	6.250	07/01/2030	1,700,261
2,069,343	Gilberts (Village of), IL Special Service Area No.
	24 (The Conservancy), Series 2014 A, RB	5.375	03/01/2034	2,069,529
3,580,000	Greater Chicago Metropolitan Water Reclamation
	District, Series 2016 A, Ref. GO Bonds	5.000	12/01/2028	4,324,783
6,165,000	Harvey (City of), IL, Series 2007 A, Ref. GO Bonds[3]	5.500	12/01/2027	3,822,300
1,800,000	Harvey (City of), IL, Series 2007 A, Ref. GO Bonds[3]	5.625	12/01/2032	1,116,000
645,000	Illinois (State of) Finance Authority (Luther Oaks),
	Series 2006 A, RB	6.000	08/15/2026	645,613
1,500,000	Illinois (State of) Finance Authority (Luther Oaks),
	Series 2006 A, RB	6.000	08/15/2039	1,500,855
1,100,000	Illinois (State of) Finance Authority (Lutheran
	Communities Obligated Group), Series 2019 A,
	Ref. RB5	5.000	11/01/2040	1,176,065
1,250,000	Illinois (State of) Finance Authority (Lutheran
	Communities Obligated Group), Series 2019 A,
	Ref. RB5	5.000	11/01/2049	1,315,688
575,000	Illinois (State of) Finance Authority (Rogers Park
	Montessori School), Series 2014, Ref. RB	6.000	02/01/2034	629,953
1,310,000	Illinois (State of) Finance Authority (Rogers Park
	Montessori School), Series 2014, Ref. RB	6.125	02/01/2045	1,424,022
700,000	Illinois (State of) Finance Authority (Rosalind
	Franklin University), Series 2017, Ref. RB	5.000	08/01/2047	793,709
3,795,000	Illinois (State of) Finance Authority (Villa St.
	Benedict), Series 2015, Ref. RB	6.125	11/15/2035	4,243,721
4,400,000	Illinois (State of) Finance Authority (Villa St.
	Benedict), Series 2015, Ref. RB	6.375	11/15/2043	4,940,936
9,645,000	Illinois (State of) Finance Authority, Series 2006,
	RB	6.500	12/01/2037	9,647,797
5,425,000	Illinois (State of) Finance Authority, Series 2007,
	RB	6.100	12/01/2041	5,425,543
100,000	Illinois (State of) Finance Authority, Series 2010
	A, RB	5.250	03/01/2040	100,933

26 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,500,000	Illinois (State of) Finance Authority, Series 2010
	A, RB	8.000%	05/15/2040	$ 1,545,060
5,775,000	Illinois (State of) Finance Authority, Series 2010
	A, RB	8.000	05/15/2046	5,948,481
1,000,000	Illinois (State of) Finance Authority, Series 2012
	A, RB	6.000	10/01/2048	1,071,640
11,745,000	Illinois (State of) Finance Authority, Series 2012,
	RB	6.500	12/01/2032	12,106,041
2,000,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.000	02/15/2027	2,041,060
7,000,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.000	02/15/2037	6,864,970
575,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.000	08/01/2042	655,155
1,000,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.125	05/15/2038	1,051,440
3,120,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.125	02/15/2045	3,006,494
3,220,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.250	05/15/2042	3,383,834
2,825,000	Illinois (State of) Finance Authority, Series 2017,
	Ref. RB	5.250	05/15/2054	2,943,255
1,640,000	Illinois (State of) Housing Development Authority
	(Stonebridge of Gurnee), Series 2016 A, RB	5.450	01/01/2046	1,617,466
1,775,000	Illinois (State of) Housing Development Authority
	(Stonebridge of Gurnee), Series 2016 A, RB	5.600	01/01/2056	1,769,444
15,000,000	Illinois (State of) Metropolitan Pier & Exposition
	Authority (McCormick Place Expansion), Series
	2010 B, Ref. RB	4.539 [6]	06/15/2046	6,075,900
22,000,000	Illinois (State of) Metropolitan Pier & Exposition
	Authority (McCormick Place Expansion), Series
	2017, Ref. RB	4.549 [6]	12/15/2056	5,848,260
1,545,000	Illinois (State of) Sports Facilities Authority, Series
	2019, RB	5.000	06/15/2029	1,866,932
855,000	Illinois (State of) Sports Facilities Authority, Series
	2019, RB	5.000	06/15/2030	1,030,668
5,000,000	Illinois (State of), Series 2006, GO Bonds	5.500	01/01/2029	6,042,150
5,000,000	Illinois (State of), Series 2016 A, RB	4.000	06/15/2032	5,269,850
15,580,000	Illinois (State of), Series 2016 C, Ref. RB	4.000	06/15/2028	16,994,976
5,000,000	Illinois (State of), Series 2016 C, Ref. RB	4.000	06/15/2029	5,435,400
2,010,000	Illinois (State of), Series 2016 C, Ref. RB	4.000	06/15/2031	2,166,901
5,820,000	Illinois (State of), Series 2016 C, Ref. RB	4.000	06/15/2032	6,134,105
10,625,000	Illinois (State of), Series 2016 D, Ref. RB	4.000	06/15/2030	11,300,856
5,000,000	Illinois (State of), Series 2016, GO Bonds	4.000	06/01/2041	5,341,700
4,625,000	Illinois (State of), Series 2018 A, Ref. GO Bonds	5.000	10/01/2028	5,400,983
6,500,000	Illinois (State of), Series 2018 A, Ref. GO Bonds	5.000	10/01/2029	7,552,285
10,000,000	Illinois (State of), Series 2018 A, Ref. GO Bonds	5.000	10/01/2030	11,558,600
3,360,000	Illinois (State of), Series 2018 A, Ref. GO Bonds	5.000	10/01/2033	3,848,611
3,000,000	Illinois (State of), Series 2018 B, Ref. GO Bonds	5.000	10/01/2028	3,503,340

27 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
Illinois (Continued)
$5,000,000	Illinois (State of), Series 2018 B, Ref. GO Bonds	5.000%	10/01/2029	$ 5,809,450
3,000,000	Illinois (State of), Series 2018 B, Ref. GO Bonds	5.000	10/01/2030	3,467,580
1,778,000	Manhattan (Village of), IL, Series 2007, RB3,4	5.750	03/01/2022	444,500
31,755,000	Metropolitan Pier & Exposition Authority, Series
	2010 B-1, Ref. RB	4.418 [6]	06/15/2047	12,356,188
6,450,000	Metropolitan Pier & Exposition Authority, Series
	2010 B-1, Ref. RB	4.509 [6]	06/15/2043	2,941,200
10,225,000	Metropolitan Pier & Exposition Authority, Series
	2010 B-1, Ref. RB	4.609 [6]	06/15/2044	4,475,892
5,000,000	Metropolitan Pier & Exposition Authority, Series
	2012 B, RB	4.628 [6]	12/15/2041	2,421,600
2,000,000	Morton Grove (Village of), IL (Sawmill Station
	Redevelopment), Series 2019, RB	5.000	01/01/2039	2,029,220
1,781,000	Plano (City of), IL Special Service Area No. 5,
	Series 2006, RB3,4	6.000	03/01/2036	1,264,510
5,280,000	Quad Cities Regional Economic Development
	Authority Pheasant Ridge Apartments), Series
	2005, RB4	6.375	08/01/2040	3,903,134
162	Robbins (Village of), IL, Series 1999 C, RB	7.250	10/15/2024	164
12,830,000	Sales Tax Securitization Corp., Series 2018 A,
	Ref. RB	5.000	01/01/2038	14,817,495
4,000,000	Sales Tax Securitization Corp., Series 2018 A,
	Ref. RB	5.000	01/01/2048	4,549,720
1,500,000	Southwestern Illinois Development Authority
	(Eden Retirement Center, Inc.), Series 2006, RB	5.850	12/01/2036	1,456,035
2,795,000	Southwestern Illinois Development Authority,
	Series 2006, RB	5.625	11/01/2026	2,524,081
9,595,000	Southwestern Illinois Development Authority,
	Series 2008 A, Ref. RB4	7.000	10/01/2022	5,565,100
12,555,000	Upper Illinois River Valley Development Authority,
	Series 2012, RB	6.500	12/01/2032	12,721,228
4,000,000	Will (County of), IL, Series 2019, GO Bonds	4.000	11/15/2047	4,451,120
				407,840,112

Indiana—2.4%
10,000,000	Allen (County of), IN, Series 2019, RB	6.375	02/01/2039	10,807,100
4,300,000	Carmel (City of), IN Redevelopment District,
	Series 2010 C, COP	6.500	07/15/2035	4,550,002
11,925,000	Columbus (City of), IN, Series 2019, RB	5.625	05/01/2039	12,369,683
3,430,000	Evansville (City of), IN, Series 2017, RB	5.450	01/01/2038	3,615,254
595,000	Fort Wayne (City of), IN, Series 2017, RB	5.125	01/01/2032	624,851
3,850,000	Fort Wayne (City of), IN, Series 2017, RB	5.350	01/01/2038	4,011,199
7,000,000	Fort Wayne (City of), IN, Series 2018, RB	5.625	01/01/2038	7,452,410
770,000	Indiana (State of) Finance Authority (Irvington
	Community School), Series 2018 A, Ref. RB	5.900	07/01/2038	806,005
685,000	Indiana (State of) Finance Authority (Irvington
	Community School), Series 2018 A, Ref. RB	6.000	07/01/2048	717,174

28 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
Indiana (Continued)
$10,000,000	Indiana (State of) Finance Authority (Parkview
	Health System/Parkview Hospital Obligated
	Group)[1]	4.000%	11/01/2048	$ 10,847,750
1,675,000	Indiana (State of) Finance Authority, Series 2011,
	RB	5.500	11/15/2031	1,778,750
2,850,000	Indiana (State of) Finance Authority, Series 2011,
	RB	5.750	11/15/2041	3,025,988
11,505,000	Indiana (State of) Finance Authority, Series 2011,
	RB	6.375	09/15/2041	12,545,627
2,050,000	Indiana (State of) Finance Authority, Series 2017,
	Ref. RB	5.375	07/01/2047	2,213,160
7,500,000	Indiana (State of) Finance Authority, Series 2019,
	RB	5.000	02/01/2047	9,173,625
3,365,000	Indiana (State of) Housing & Community
	Development Authority (Lake Meadows Assisted
	Living), Series 2019 A, RB	5.000	01/01/2039	3,439,400
6,225,000	Indiana (State of) Housing & Community
	Development Authority, Series 2016 A, RB	5.750	01/01/2036	6,361,888
3,950,000	Indiana (State of) Housing & Community
	Development Authority, Series 2016, RB	5.500	01/01/2037	4,121,588
10,000,000	Indianapolis Local Public Improvement Bond
	Bank (Courthouse and Jail), Series 2019 A, RB	5.000	02/01/2049	12,156,100
1,095,000	Kokomo (City of), IN, Series 2017, RB	5.750	01/01/2034	1,177,016
4,570,000	Kokomo (City of), IN, Series 2017, RB	5.875	01/01/2037	4,904,935
1,060,000	Lafayette (City of), IN, Series 2017, RB	5.600	01/01/2033	1,138,005
5,160,000	Lafayette (City of), IN, Series 2017, RB	5.800	01/01/2037	5,524,812
4,965,000	Merrillville (Town of), IN, Series 2016, RB	5.750	04/01/2036	4,974,980
14,565,000	Michigan City (City of), IN, Series 2016, RB	5.150	01/01/2037	14,775,173
500,000	Mishawaka (City of), IN, Series 2017, RB	5.100	01/01/2032	518,075
5,475,000	Mishawaka (City of), IN, Series 2017, RB	5.375	01/01/2038	5,672,374
17,510,000	Mishawaka (City of), IN, Series 2018, RB	5.750	10/01/2038	18,996,774
2,560,000	Muncie (City of), IN, Series 2016, RB	5.250	01/01/2037	2,643,174
8,000,000	Plainfield (Town of), IN, Series 2018, RB	5.375	09/01/2038	8,260,320
3,880,000	Terre Haute (City of), IN, Series 2017, RB	5.350	01/01/2038	4,042,456
3,225,000	Vincennes (City of), IN, Series 2016, Ref. RB	6.250	01/01/2029	3,290,597
				186,536,245

Iowa—0.2%
1,405,000	Clear Lake (City of), IA, Series 2018, RB	6.000	10/01/2043	1,547,551
2,780,000	Clear Lake (City of), IA, Series 2018, RB	6.000	10/01/2048	3,039,680
1,000,000	Iowa (State of) Finance Authority (Lifespace
	Communities, Inc.), Series 2019, RB	2.875	05/15/2049	1,007,280
640,000	Iowa (State of) Finance Authority, Series 2007
	B, RB	5.375	06/01/2025	639,962
1,160,000	Iowa (State of) Finance Authority, Series 2007,
	RB3,4	5.900	12/01/2028	58,000
750,000	Iowa (State of) Finance Authority, Series 2018, RB	5.000	08/01/2038	793,522
1,750,000	Iowa (State of) Finance Authority, Series 2018, RB	5.125	08/01/2048	1,847,230
2,500,000	Iowa (State of) Finance Authority, Series 2018, RB	5.250	08/01/2055	2,643,275

29 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Iowa (Continued)
$2,725,000 Iowa (State of) Tobacco Settlement Authority,
Series 2005 A, RB	6.500%	06/01/2023	$2,764,049
			14,340,549

Kansas—0.0%
2,961,065 Olathe (City of), KS, Series 2006, RB4,7	5.000	03/01/2026	1,628,586
635,000 Pittsburg (City of), KS, Series 2006, RB	4.900	04/01/2024	587,089
			2,215,675

Kentucky—0.3%
1,250,000 Kentucky (State of) Economic Development
Finance Authority (Masonic Home Independent
Living II, Inc.), Series 2011, RB	7.250	05/15/2041	1,357,800
1,000,000 Kentucky (State of) Economic Development
Finance Authority (Masonic Home Independent
Living II, Inc.), Series 2011, RB	7.375	05/15/2046	1,088,030
1,000,000 Kentucky (State of) Economic Development
Finance Authority (Owensboro Health, Inc.),
Series 2017 A, Ref. RB	5.000	06/01/2045	1,125,950
6,785,000 Kentucky (State of) Municipal Power Agency,
Series 2016 A, Ref. RB	5.000	09/01/2034	7,926,780
5,000,000 Kentucky (State of) Municipal Power Agency,
Series 2016 A, Ref. RB	5.000	09/01/2036	5,779,650
1,900,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2031	2,326,778
1,900,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2032	2,317,031
900,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2033	1,093,149
900,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2034	1,089,333
1,660,000 Kuttawa (City of), KY, Series 1999, RB	6.750	03/01/2029	1,661,394
			25,765,895

Louisiana—0.7%
16,535,000 Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority (Glen Retirement System),
Series 2019 A, Ref. RB5	5.000	01/01/2049	17,095,040
12,000,000 Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority (Glen Retirement System),
Series 2019 A, Ref. RB5	5.000	01/01/2055	12,307,680
1,220,000 Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority, Series 2018 A, RB	5.250	05/01/2043	1,247,364
2,575,000 Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority, Series 2018, RB	5.375	11/01/2038	2,796,888

30 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
Louisiana (Continued)
$3,385,000 Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority, Series 2019, RB	4.400%		11/01/2044	$ 3,550,256
11,415,000 Louisiana Housing Corp., Series 2009 A, RB	7.250		09/01/2039	11,041,844
2,300,000 New Orleans, LA Aviation Board (Parking
Facilities)	5.000		10/01/2043	2,744,383
4,220,000 New Orleans, LA Aviation Board (Parking
Facilities)	5.000		10/01/2048	5,009,478
				55,792,933

Maine—0.3%
2,000,000 Maine (State of) Finance Authority, Series 2015
R-2, RB	4.375	[9]	08/01/2035	2,187,900
2,000,000 Maine (State of) Health & Higher Educational
Facilities Authority (Maine General Medical
Center), Series 2011, RB	6.750		07/01/2041	2,136,020
4,800,000 Rumford (Town of), ME, Series 1995, Ref. PCR	6.625		07/01/2020	4,866,816
12,265,000 Rumford (Town of), ME, Series 2001, Ref. RB	6.875		10/01/2026	12,436,219
				21,626,955

Maryland—0.9%
1,100,000 Baltimore (City of), MD, Series 2017 A, RB	5.375		06/01/2036	1,167,023
1,360,000 Baltimore (City of), MD, Series 2017 A, RB	5.500		06/01/2043	1,446,863
9,525,000 Baltimore County, MD GO1	4.000		03/01/2040	10,697,299
1,000,000 Maryland Economic Development Corp. (AFCO
Airport Real Estate Group), Series 2019, RB	4.000		07/01/2039	1,102,120
500,000 Maryland Economic Development Corp. (AFCO
Airport Real Estate Group), Series 2019, RB	4.000		07/01/2044	544,535
45,950,000 Maryland Stadium Authority (Construction &
Revitalization Program)[1]	5.000		05/01/2047	54,824,523
				69,782,363

Massachusetts—1.4%
25,000,000 Massachusetts (State of) (Rail Enhancement &
Accelerated Bridge Programs), Series 2019 A, RB	5.000		06/01/2049	30,794,000
9,820,000 Massachusetts (State of) Development Finance
Agency, Series 2007 E, RB	5.000		07/15/2032	9,910,639
1,600,702 Massachusetts (State of) Development Finance
Agency, Series 2011 B, RB	1.009	[6]	11/15/2056	455,768
6,905,000 Massachusetts (State of) Development Finance
Agency, Series 2011, RB	6.000		07/01/2041	7,210,822
4,565,000 Massachusetts (State of) Development Finance
Agency, Series 2018, RB	5.125		11/15/2046	5,161,646
8,940,000 Massachusetts (State of) Port Authority, Series
2016 B, RB	5.000		07/01/2043	10,425,739
5,000,000 Massachusetts (State of) Port Authority, Series
2019 A, Ref. RB	5.000		07/01/2038	6,161,300
6,000,000 Massachusetts (State of) Port Authority, Series
2019 A, Ref. RB	5.000		07/01/2039	7,374,900

31 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Massachusetts (Continued)
$4,000,000 Massachusetts (State of) Port Authority, Series
2019 A, Ref. RB	5.000%	07/01/2040	$ 4,904,200
8,665,000 Massachusetts (State of), Series 2017 F, GO
Bonds	5.000	11/01/2043	10,435,519
4,850,000 Massachusetts HFA, Series C1	5.350	12/01/2042	4,877,427
2,240,000 Saugus, MA GO1	4.000	03/01/2039	2,531,362
2,500,000 Saugus, MA GO1	4.000	03/01/2040	2,811,063
2,670,000 Saugus, MA GO1	4.000	03/01/2041	2,989,222
2,750,000 Saugus, MA GO1	4.000	03/01/2042	3,072,182
			109,115,789

Michigan—2.7%
1,600,000 American Montessori Academy, Series 2017, RB	7.000	12/01/2046	1,657,312
2,740,000 Charyl Stockwell Academy, Series 2015, Ref. RB	5.500	10/01/2035	2,801,458
4,140,000 Charyl Stockwell Academy, Series 2015, Ref. RB	5.750	10/01/2045	4,248,220
1,550,000 Detroit (City of), MI Downtown Development
Authority, Series 2018 A, Ref. RB	5.000	07/01/2043	1,720,438
13,450,000 Detroit (City of), MI Downtown Development
Authority, Series 2018 A, Ref. RB	5.000	07/01/2048	14,902,465
810,000 Detroit (City of), MI Local Development Finance
Authority, Series 1997 B, RB	6.700	05/01/2021	812,673
365,000 Detroit (City of), MI Local Development Finance
Authority, Series 1997 C, RB	6.850	05/01/2021	366,245
155,000 Detroit (City of), MI, Series 2003, GO Bonds	5.250	04/01/2020	155,003
342,550 Detroit (City of), MI, Series 2003, GO Bonds	5.250	04/01/2021	342,553
15,500 Detroit (City of), MI, Series 2003, GO Bonds	5.250	04/01/2023	15,468
906,750 Detroit (City of), MI, Series 2004, GO Bonds	5.000	04/01/2021	904,474
350,300 Detroit (City of), MI, Series 2004, GO Bonds	5.250	04/01/2020	350,307
206,150 Detroit (City of), MI, Series 2004, GO Bonds	5.250	04/01/2022	206,138
803,643 Detroit (City of), MI, Series 2005 B, Ref. GO
Bonds	5.000	04/01/2020	803,531
10,100,000 Detroit, MI City School District[1]	6.000	05/01/2029	12,594,574
3,150,000 Haslett Public Schools, Series 2018, GO Bonds	5.000	05/01/2048	3,739,680
200,000 Michigan (State of) Finance Authority (Henry Ford
Health System), Series 2016, Ref. RB	5.000	11/15/2041	235,548
1,400,000 Michigan (State of) Finance Authority, Series
2005 A, RB	6.000	12/01/2035	1,400,546
595,000 Michigan (State of) Finance Authority, Series
2007, RB	6.500	12/01/2037	595,387
1,600,000,000 Michigan (State of) Finance Authority, Series
2008 C, RB	7.965 [6]	06/01/2058	54,800,000
1,400,000 Michigan (State of) Finance Authority, Series
2010 A, RB	5.900	12/01/2030	1,410,584
22,220,000 Michigan (State of) Finance Authority, Series
2014, Ref. RB	6.750	07/01/2044	23,356,775
1,215,000 Michigan (State of) Finance Authority, Series
2015 B, Ref. RB	5.000	05/15/2034	1,404,832
3,000,000 Michigan (State of) Finance Authority, Series
2017, Ref. RB	5.250	02/01/2032	3,311,790

32 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Michigan (Continued)
$ 2,000,000 Michigan (State of) Finance Authority, Series
2018, Ref. RB	5.750%	11/01/2040	$ 2,142,340
15,000,000 Michigan (State of) Finance Authority, Series
2019 A, RB	4.000	11/15/2050	16,400,400
12,000,000 Michigan (State of) Finance Authority, Series
2019, RB	4.000	02/15/2050	13,085,880
5,000,000 Michigan (State of) State Housing Development
Authority, Series 2019 A, RB	4.000	12/01/2044	5,386,550
2,500,000 Michigan (State of) State Housing Development
Authority, Series 2019 A, RB	4.000	06/01/2049	2,679,950
2,200,000 Michigan (State of) Strategic Fund (Genesee
Power Station), Series 1994, Ref. RB	7.500	01/01/2021	2,197,778
966,750 Michigan (State of) Strategic Fund, Series 2008,
RB	7.875	08/31/2028	968,287
3,820,000 Michigan State University Board of Trustees,
Series 2019 B, RB	5.000	02/15/2044	4,667,085
5,350,000 Michigan State University, Series 2019 B, RB	5.000	02/15/2048	6,505,225
3,465,000 Pontiac (City of), MI Arts & Technology Academy,
Series 2016, Ref. RB	6.000	11/01/2046	3,485,305
3,500,000 Summit Academy North, Series 2016, Ref. RB	5.000	11/01/2031	3,574,690
2,800,000 Summit Academy North, Series 2016, Ref. RB	5.000	11/01/2035	2,846,340
13,540,000 Wayne (County of), MI, Series 1999, RB	6.000	12/01/2029	13,579,131
			209,654,962

Minnesota—0.7%
3,330,000 Bethel (City of), MN, Series 2018 A, Ref. RB	5.500	12/01/2048	3,499,031
1,000,000 Bethel (City of), MN, Series 2018, RB	5.000	06/01/2048	1,053,420
600,000 Bethel (City of), MN, Series 2018, RB	5.000	06/01/2053	629,634
1,625,000 Bethel (City of), MN, Series 2018, RB	5.250	06/01/2058	1,719,477
2,610,000 Bethel (City of), MN, Series 2019, RB	5.000	05/01/2054	2,745,668
6,895,000 Brooklyn Center (City of), MN, Series 2016 A, RB	5.500	11/01/2035	7,097,644
3,100,000 Brooklyn Center (City of), MN, Series 2016 B, RB	6.500	11/01/2035	3,079,323
5,735,000 Dakota (County of), MN Community
Development Agency, Series 2015, RB	6.000	08/01/2035	5,903,150
380,000 Duluth (City of), MN Economic Development
Authority, Series 2018, RB	5.450	12/01/2046	405,791
1,000,000 Duluth (City of), MN Economic Development
Authority, Series 2018, RB	5.625	12/01/2055	1,070,780
6,570,000 International Falls (City of), MN, Series 1999,
Ref. RB	6.850	12/01/2029	6,661,717
1,075,000 Minneapolis (City of), MN, Series 2017 A, RB	6.250	07/01/2037	1,123,009
4,740,000 Minneapolis (City of), MN, Series 2017 A, RB	6.500	07/01/2048	4,982,309
500,000 Minneapolis (City of), MN, Series 2018, RB	5.000	08/01/2053	532,005
515,000 Red Wing (City of), MN, Series 2018 A, RB	5.000	08/01/2053	536,872
2,305,000 St. Paul (City of), MN Housing & Redevelopment
Authority (Hmong Academy), Series 2012 A, RB	5.500	09/01/2043	2,354,212
2,003,000 St. Paul (City of), MN Housing & Redevelopment
Authority, Series 2004, RB	6.250	03/01/2029	1,917,472

33 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Minnesota (Continued)
$ 1,426,706 St. Paul (City of), MN Housing & Redevelopment
Authority, Series 2006, RB	5.630%	10/01/2033	$ 1,430,787
1,075,000 St. Paul (City of), MN Housing & Redevelopment
Authority, Series 2017 A, RB	5.500	07/01/2052	1,153,324
1,000,000 St. Paul (City of), MN Housing & Redevelopment
Authority, Series 2019, RB	5.000	07/01/2049	1,105,250
1,000,000 St. Paul (City of), MN Housing & Redevelopment
Authority, Series 2019, RB	5.000	07/01/2055	1,098,250
1,000,000 Wayzata (City of), MN, Series 2019, Ref. RB	5.000	08/01/2049	1,099,620
			51,198,745

Mississippi—0.5%
1,670,000 Meridian (City of), MS, Series 2009, RB	8.750	12/01/2024	1,670,000
10,000,000 Mississippi (State of) Development Bank (Jackson
Convention Center), Series 2013 A, Ref. RB	5.000	03/01/2036	13,091,500
13,015,000 Mississippi State University Educational Building[1]	4.000	08/01/2043	14,230,710
1,395,000 Ridgeland (City of), MS, Series 2009, RB	5.250	10/01/2027	1,398,711
1,755,000 Ridgeland (City of), MS, Series 2009, RB	5.375	10/01/2028	1,759,791
16,410,000 Stonebridge Public Improvement District, Series
2007, RB3	7.500	10/01/2042	1,312,800
1,385,000 Tunica (County of), MS, Series 2019, RB	6.000	10/01/2040	1,389,958
4,000,000 Warren (County of), MS, Series 2010 A, RB	5.800	05/01/2034	4,072,280
			38,925,750

Missouri—0.9%
4,900,000 Branson (City of), MO Commerce Park
Community Improvement District, Series 2007
A, RB3	5.750	06/01/2026	1,078,000
12,200,000 Branson (City of), MO Industrial Development
Authority, Series 2005 A, RB4	7.050	05/01/2027	8,874,280
275,000 Branson (City of), MO Industrial Development
Authority, Series 2005, RB	5.250	06/01/2021	275,025
2,970,000 Branson (City of), MO Industrial Development
Authority, Series 2005, RB	5.500	06/01/2029	2,970,297
2,310,000 Branson (City of), MO Industrial Development
Authority, Series 2007 A, RB4	5.750	05/01/2026	1,691,936
570,000 Broadway-Fairview Transportation Development
District, Series 2006 A, RB4,7	6.125	12/01/2036	370,500
5,000,000 Chesterfield Valley Transportation Development
District, Series 2018, RB	0.000 [2]	05/15/2046	2,886,450
545,000 Chillicothe (City of), MO (South U.S. 65), Series
2006, RB4	5.500	04/01/2021	502,109
3,100,000 Chillicothe (City of), MO, Series 2006, RB4	5.625	04/01/2027	2,647,214
3,020,000 Dardenne Town Square Transportation
Development District, Series 2006 A, RB7	5.000	05/01/2026	1,359,000
3,825,000 Dardenne Town Square Transportation
Development District, Series 2006 A, RB4	5.000	05/01/2036	1,721,250
160,000 Grindstone Plaza Transportation Development
District, Series 2006 A, RB	5.250	10/01/2021	159,990

34 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Missouri (Continued)
$400,000 Grindstone Plaza Transportation Development
District, Series 2006 A, RB	5.400%	10/01/2026	$ 399,732
115,000 Grindstone Plaza Transportation Development
District, Series 2006 A, RB	5.550	10/01/2036	109,360
4,900,000 I-470 Western Gateway Transportation
Development District, Series 2019 A, RB	5.250	12/01/2048	5,133,387
5,000,000 Kansas City (City of), MO Industrial Development
Authority (Kansas City International Airport),
Series 2019 B, RB	5.000	03/01/2049	5,967,150
1,000,000 Kansas City (City of), MO Industrial Development
Authority (Ward Parkway Center Community
Improvement District), Series 2016 A, Ref. RB	5.000	04/01/2036	1,047,390
740,000 Kansas City (City of), MO Industrial Development
Authority (Ward Parkway Center Community
Improvement District), Series 2016 A, Ref. RB	5.000	04/01/2046	765,486
1,095,000 Kansas City (City of), MO Industrial Development
Authority, Series 2004 A, RB	6.750	07/01/2036	1,095,569
5,835,000 Kansas City (City of), MO Industrial Development
Authority, Series 2019, RB	5.000	07/01/2040	5,928,185
1,200,000 Lee's Summit (City of), MO Industrial
Development Authority, Series 2007, RB3,4	5.500	03/01/2021	768,000
750,000 Lee's Summit (City of), MO Industrial
Development Authority, Series 2007, RB3	5.750	03/01/2029	480,000
2,800,000 Lee's Summit (City of), MO Industrial
Development Authority, Series 2012, RB	6.000	05/01/2042	2,809,604
2,000,000 Move Rolla Transportation Development District,
Series 2017, RB	4.625	06/01/2042	2,152,700
700,000 Northwoods Transportation Development District,
Series 2006 A, RB	5.850	02/01/2031	686,469
795,000 Rock Hill (City of), MO Industrial Development
Authority (Market at McKnight Redevelopment),
Series 2015 A, RB	4.500	11/01/2028	822,213
1,108,000 St Louis (County of), MO, Series 2007 A, RB4	5.500	09/02/2028	498,600
2,750,000 St. Charles (County of), MO Industrial
Development Authority, Series 2016, RB	5.000	10/01/2046	2,822,463
4,580,000 St. Louis (City of), MO Industrial Development
Authority, Series 2010 A, RB3,4	8.000	04/27/2033	137,400
4,000,000 St. Louis (City of), MO Land Clearance for
Redevelopment Authority, Series 2018 A, RB	5.000	04/01/2038	4,763,640
2,000,000 St. Louis (City of), MO Land Clearance for
Redevelopment Authority, Series 2018 B, RB	6.375	04/01/2043	2,059,240
2,030,982 St. Louis (City of), MO, Series 2007, RB4	5.500	05/29/2028	830,367
3,043,000 St. Louis (City of), MO, Series 2007, RB4,7	6.300	04/01/2027	699,890
3,100,000 St. Louis (County of), MO Industrial Development
Authority, Series 2019 A, Ref. RB	5.875	03/01/2033	3,256,147
1,660,000 St. Louis (County of), MO, Series 2006, RB4,7	6.000	08/21/2026	415,000
2,442,000 St. Louis (County of), MO, Series 2006, RB4,7	6.000	08/21/2026	805,860
2,285,000 St. Louis (County of), MO, Series 2007 A, RB4	5.500	01/20/2028	1,142,500
1,510,000 St. Louis (County of), MO, Series 2007 B, RB4,7	5.500	01/20/2028	362,400

35 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Missouri (Continued)
$1,865,000 Stone Canyon Community Improvement District,
Series 2007, RB3,4	5.700%		04/01/2022	$ 484,900
975,000 Stone Canyon Community Improvement District,
Series 2007, RB3,4	5.750		04/01/2027	253,500
				71,233,203

Montana—0.0%
5,935,000 Hardin (City of), MT, Series 2006, RB4,7	6.250	[2]	09/01/2031	415,450

Nebraska—0.0%
2,500,000 Central Plains Energy Project (No. 3), Series 2017
A, Ref. RB	5.000		09/01/2042	3,443,800

Nevada—1.2%
17,500,000 Clark (County of), NV (Stadium Improvement
Bonds), Series 2018 A, GO Bonds	5.000		05/01/2048	21,117,425
975,000 Clark (County of), NV, Series 2007 A, RB	5.000		02/01/2026	978,305
750,000 Clark (County of), NV, Series 2007 A, RB	5.050		02/01/2031	752,385
26,160,000 Clark (County of), NV, Series 2018 A, GO Bonds	5.000		06/01/2043	31,753,270
27,500,000 Clark County, NV GO1	5.000		05/01/2048	33,116,669
80,000 Mesquite (City of), NV, Series 2005, RB	5.400		08/01/2020	80,274
280,000 Mesquite (City of), NV, Series 2005, RB	5.500		08/01/2025	280,616
29,000,000 Reno (City of), NV (ReTRAC - Reno Transportation
Rail Access Corridor), Series 2018 C, Ref. RB	6.143	[6]	07/01/2058	4,195,140
				92,274,084

New Hampshire—0.2%
1,400,000 New Hampshire (State of) Business Finance
Authority, Series 2019 A, RB	5.250		07/01/2039	1,524,040
770,000 New Hampshire (State of) Business Finance
Authority, Series 2019 A, RB	5.625		07/01/2046	846,415
1,930,000 New Hampshire (State of) Business Finance
Authority, Series 2019 A, RB	5.750		07/01/2054	2,125,277
100,000 New Hampshire (State of) Health and Education
Facilities Authority, Series 2017 A, RB	5.250		07/01/2027	103,578
1,725,000 New Hampshire (State of) Health and Education
Facilities Authority, Series 2017 A, RB	6.125		07/01/2037	1,870,676
3,875,000 New Hampshire (State of) Health and Education
Facilities Authority, Series 2017 A, RB	6.125		07/01/2052	4,183,838
865,000 New Hampshire (State of) Health and Education
Facilities Authority, Series 2017 A, RB	6.250		07/01/2042	940,212
				11,594,036

New Jersey—1.8%
6,000,000 New Jersey (State of) Economic Development
Authority (Black Horse EHT Urban Renewal LLC),
Series 2019 A, RB	5.000		10/01/2039	6,018,060

36 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
New Jersey (Continued)
$3,750,000 New Jersey (State of) Economic Development
Authority (Continental Airlines, Inc.), Series 2000
B, RB	5.625%		11/15/2030	$4,295,250
500,000 New Jersey (State of) Economic Development
Authority (Leap Academy), Series 2014 A, RB	6.300		10/01/2049	539,525
3,320,000 New Jersey (State of) Economic Development
Authority (Newark Downtown District
Management Corp.), Series 2019, Ref. RB	5.125		06/15/2037	3,970,952
1,000,000 New Jersey (State of) Economic Development
Authority (Paterson Charter School for Science
and Technology, Inc.), Series 2012 A, RB	6.100		07/01/2044	1,031,610
565,000 New Jersey (State of) Economic Development
Authority, Series 2014 A, RB	6.000		10/01/2034	611,550
750,000 New Jersey (State of) Economic Development
Authority, Series 2014 A, RB	6.200		10/01/2044	807,750
5,000,000 New Jersey (State of) Economic Development
Authority, Series 2016 AAA, RB	5.000		06/15/2041	5,652,900
650,000 New Jersey (State of) Economic Development
Authority, Series 2017 A, RB	5.000		07/01/2047	715,435
1,865,000 New Jersey (State of) Economic Development
Authority, Series 2017 A, RB	5.375		07/01/2047	1,966,288
2,055,000 New Jersey (State of) Economic Development
Authority, Series 2017 A, Ref. RB	5.125		09/01/2052	2,240,402
1,875,000 New Jersey (State of) Economic Development
Authority, Series 2017, RB	5.000		07/15/2047	2,120,663
5,000,000 New Jersey (State of) Economic Development
Authority, Series 2018 A, RB	5.375		10/01/2050	5,360,700
2,630,000 New Jersey (State of) Economic Development
Authority, Series 2018 A, RB	5.750		09/01/2050	2,686,492
690,000 New Jersey (State of) Economic Development
Authority, Series 2018 A, RB	6.500		11/01/2052	790,354
80,000 New Jersey (State of) Economic Development
Authority, Series 2018 B, RB	5.500		10/01/2020	80,702
765,000 New Jersey (State of) Economic Development
Authority, Series 2019 B, RB	5.750		10/01/2026	755,231
5,000,000 New Jersey (State of) Educational Facilities
Authority, Series 2016 D, Ref. RB	5.000		07/01/2046	5,343,150
5,000,000 New Jersey (State of) Health Care Facilities
Financing Authority, Series 2018, RB	5.750		10/01/2038	5,213,850
10,000,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2008 A, RB	4.497	[6]	12/15/2037	5,867,700
3,300,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2018 A, Ref. RB	5.000		06/15/2031	3,833,214
3,583,000 Newark (City of), NJ, Series 2015 A, GO Bonds	5.000		07/15/2029	3,925,069
18,650,000 Tobacco Settlement Financing Corp., Series 2018
A, Ref. RB	5.000		06/01/2046	21,188,825
44,350,000 Tobacco Settlement Financing Corp., Series 2018
B, Ref. RB	5.000		06/01/2046	49,034,247

37 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
New Jersey (Continued)
$ 210,000 Weehawken (Town of), NJ, Series 2010 A, GO
Bonds	6.000%		08/01/2021	$ 216,336
210,000 Weehawken (Town of), NJ, Series 2010 A, GO
Bonds	6.000		08/01/2022	216,290
				134,482,545

New Mexico—0.1%
615,000 Boulders Public Improvement District, Series
2015, RB	5.750		10/01/2044	637,706
65,000 Mariposa East Public Improvement District, Series
2015 A, RB	5.900		09/01/2032	66,968
415,000 Mariposa East Public Improvement District, Series
2015 B, RB	5.900	[2]	09/01/2032	427,566
510,000 Mariposa East Public Improvement District, Series
2015 C, RB	5.900		09/01/2032	519,129
410,000 Mariposa East Public Improvement District, Series
2015 D, RB	12.874	[6]	03/01/2032	188,600
1,925,000 Trails Public Improvement District, Series 2008,
RB	7.750		10/01/2038	1,926,810
				3,766,779

New York—11.9%
5,000,000 Erie Tobacco Asset Securitization Corp., Series
2005 A, RB	5.000		06/01/2038	5,000,900
17,700,000 Erie Tobacco Asset Securitization Corp., Series
2005 D, RB	5.630	[6]	06/01/2055	1,108,551
4,245,000 Essex (County of), NY Industrial Development
Agency, Series 2017, RB	6.250		06/01/2047	4,473,211
5,400,000 Guilderland (Town of), NY Industrial
Development Agency, Series 2017 A, RB	5.875		01/01/2052	5,513,940
5,000,000 Long Island (City of), NY Power Authority, Series
2017, RB	5.000		09/01/2042	5,993,750
900,000 Metropolitan Transportation Authority, Series
2013 D, RB	5.250		11/15/2029	1,049,679
900,000 Metropolitan Transportation Authority, Series
2013 D, RB	5.250		11/15/2033	1,049,679
5,005,000 Metropolitan Transportation Authority, Series
2016 A1, RB	5.250		11/15/2056	5,885,630
10,470,000 Metropolitan Transportation Authority, Series
2016 B-1, RB	5.000		11/15/2051	12,313,558
3,000,000 Metropolitan Transportation Authority, Series
2017 B-1, RB	5.000		11/15/2042	3,621,720
4,680,000 Metropolitan Transportation Authority, Series
2017 D, Ref. RB	4.000		11/15/2042	5,162,929
22,270,000 Metropolitan Transportation Authority, Series
2019 A-2, RB	5.000		11/15/2045	26,547,844
1,000,000 Monroe County Industrial Development Corp.,
Series 2011, RB	6.000		06/01/2030	1,066,800

38 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$922,500 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
A, RB	6.500%	01/01/2032	$930,692
1,761,557 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
A, RB	6.700	01/01/2049	1,741,845
6,100,000 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
A, RB	6.700	01/01/2049	6,031,741
911,543 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
B, RB	5.500	07/01/2020	910,887
2,937,408 Nassau (County of), NY Industrial Development
Agency (Amsterdam at Harborside), Series 2014
C, RB3	2.000	01/01/2049	477,329
144,966 Nassau (County of), NY Industrial Development
Agency, Series 2014 A, RB	5.875	01/01/2023	145,163
40,130,000 New York & New Jersey (States of) Port Authority,
Series 2019 218, RB5	5.000	11/01/2049	48,581,378
200,000 New York & New Jersey (States of), NY Port
Authority (JFK International Air Terminal LLC),
Series 1997 6, RB	5.750	12/01/2025	207,636
8,670,000 New York (City of), NY Industrial Development
Agency, Series 1997, RB	6.200	10/01/2022	9,551,219
9,545,000 New York (City of), NY Transitional Finance
Authority, Series 2017 A-3, RB	5.000	08/01/2040	11,499,434
1,360,000 New York (City of), NY Transitional Finance
Authority, Series 2017 A-E-1, RB	5.000	02/01/2032	1,654,794
2,450,000 New York (City of), NY Transitional Finance
Authority, Series 2018 A-1, RB	5.000	08/01/2040	2,991,891
5,000,000 New York (City of), NY Transitional Finance
Authority, Series 2018 S-4A, Ref. RB	4.000	07/15/2037	5,674,650
19,515,000 New York (City of), NY Transitional Finance
Authority, Series 2019 A2, RB	5.000	05/01/2037	24,426,730
5,000,000 New York (City of), NY, Series 2017, Ref. RB	5.000	06/15/2038	6,034,600
10,000,000 New York (City of), NY, Series 2018 D-1, GO
Bonds	5.000	12/01/2040	12,279,300
9,850,000 New York (City of), NY, Series 2018 D-1, GO
Bonds	5.000	12/01/2041	12,065,364
1,975,000 New York (City of), NY, Series 2018 F-1, GO
Bonds	5.000	04/01/2039	2,403,693
15,290,000 New York (City of), NY, Series 2019 A-1, GO
Bonds	5.000	08/01/2041	18,973,667
5,000,000 New York (City of), NY, Series 2019 B-1, GO
Bonds	5.000	10/01/2042	6,207,650
14,510,000 New York (City of), NY, Series 2019 B-1, GO
Bonds	5.000	10/01/2043	17,978,035
6,705,000 New York (State of) Dormitory Authority, Series
2015 A, Ref. RB	5.000	07/01/2048	7,788,863

39 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$ 6,500,000 New York (State of) Dormitory Authority, Series
2016 A, RB	5.000%	02/15/2043	$ 7,656,025
10,000,000 New York (State of) Dormitory Authority, Series
2018 C, Ref. RB	5.000	03/15/2040	12,184,800
6,500,000 New York (State of) Dormitory Authority, Series
2018 E, Ref. RB	5.000	03/15/2037	8,075,665
5,000,000 New York (State of) Dormitory Authority, Series
2018 E, Ref. RB	5.000	03/15/2042	6,119,700
10,000,000 New York (State of) Dormitory Authority, Series
2019 A, Ref. RB	5.000	03/15/2045	12,236,200
16,675,000 New York (State of) Dormitory Authority, Series
2019 A, Ref. RB	5.000	03/15/2046	20,357,007
20,000,000 New York (State of) Thruway Authority, Series
2019 B, RB	4.000	01/01/2045	22,382,400
234,000,000 New York Counties Tobacco Trust V, Series 2005
S4 B, RB	6.732 [6]	06/01/2060	7,513,740
21,750,000 New York Liberty Development Corp., Series
2011, Ref. RB	5.750	11/15/2051	23,581,567
8,320,000 New York State Environmental Facilities Corp.,
Series 2018 B, RB	5.000	06/15/2048	10,110,214
5,750,000 New York State Urban Development Corp., Series
2017 C-3, Ref. RB	5.000	03/15/2041	6,921,563
13,000,000 New York Transportation Development Corp.
(American Airlines, Inc.), Series 2016, Ref. RB	5.000	08/01/2026	13,635,050
5,150,000 New York Transportation Development Corp.
(Delta Airlines, Inc.), Series 2018, RB	4.000	01/01/2036	5,605,003
2,500,000 New York Transportation Development Corp.
(LaGuardia Airport Terminal B Redevelopment),
Series 2016 A, RB	5.000	07/01/2046	2,761,200
2,525,000 New York Transportation Development Corp.,
Series 2016 A, RB	4.000	07/01/2031	2,692,155
2,500,000 New York Transportation Development Corp.,
Series 2016 A, RB	5.000	07/01/2034	2,802,400
10,000,000 NY MTA (Green Bond)[1]	5.250	11/15/2057	12,094,850
16,810,000 NYC Transitional Finance Authority[1]	5.000	05/01/2041	20,343,083
25,000,000 NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	30,882,063
15,000,000 NYC Transitional Finance Authority (Future Tax)[1]	4.000	08/01/2041	16,568,288
53,425,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2041	64,064,770
75,000,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2042	89,416,307
13,000,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2042	15,756,033
20,140,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2045	24,026,214
25,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2037	30,675,438
13,270,000 NYS DA (Sales Tax)[1]	5.000	03/15/2039	16,182,503
15,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2040	18,239,288
31,720,000 NYS DA (Sales Tax)[1]	5.000	03/15/2041	38,484,290
10,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2041	12,242,225
15,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2044	17,736,525
11,050,000 Port Authority NY/NJ, 200th Series[1]	5.000	04/15/2057	13,031,349
13,000,000 Port Authority NY/NJ, 205th Series[1]	5.000	05/15/2057	15,499,640

40 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
New York (Continued)
$ 2,000,000 Port Authority NY/NJ, 206th Series[1]	5.000%		11/15/2042	$ 2,366,625
19,725,000 Port Authority NY/NJ, 206th Series[1]	5.000		11/15/2047	23,223,957
8,385,000 Suffolk Tobacco Asset Securitization Corp., Series
2008 B, RB	6.000		06/01/2048	8,398,332
600,000 Yonkers (City of), NY Industrial Development
Agency, Series 1998 C, RB	6.200		03/01/2020	600,636
465,000 Yonkers Economic Development Corp. (Charter
School Education Excellence), Series 2019 A, RB	5.000		10/15/2054	510,537
				912,322,394

North Carolina—0.3%
1,000,000 Charlotte (City of), NC, Series 2019 B, COP	4.000		06/01/2038	1,142,130
750,000 Charlotte (City of), NC, Series 2019 B, COP	4.000		06/01/2039	852,338
13,905,000 North Carolina (State of) Medical Care
Commission (Novant Health Obligated Group),
Series 2019, RB	4.000		11/01/2049	15,431,352
1,650,000 North Carolina (State of) Medical Care
Commission (WhiteStone), Series 2011 A, RB	7.750		03/01/2031	1,780,251
5,415,000 North Carolina (State of) Turnpike Authority,
Series 2018, Ref. RB	5.000		01/01/2038	6,621,624
				25,827,695

North Dakota—0.1%
6,500,000 Grand Forks (County of), ND, Series 2018, RB	5.375		09/15/2038	6,315,920

Ohio—7.2%
9,950,000 Allen County, OH Hospital Facilities (Catholic
Healthcare)[1]	5.000		06/01/2038	10,138,817
7,385,000 Brecksville-Broadview Heights City School
District, Series 2018, GO Bonds	5.250		12/01/2054	8,397,336
10,840,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	5.125		06/01/2024	10,850,948
17,115,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	5.375		06/01/2024	17,151,797
9,195,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	5.750		06/01/2034	9,210,907
43,385,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	5.875		06/01/2030	43,602,359
85,985,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	5.875		06/01/2047	86,427,823
13,227,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	6.000		06/01/2042	13,302,262
68,160,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-2, RB	6.500		06/01/2047	69,482,986
62,055,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 A-3, RB	6.250	[2]	06/01/2037	63,497,779
433,800,000 Buckeye Tobacco Settlement Financing Authority,
Series 2007 C, RB	6.542	[6]	06/01/2052	18,896,328

41 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Ohio (Continued)
$ 5,645,000 Butler (County of), NY Port Authority, Series
2013, Ref. RB	7.000%	07/01/2043	$ 6,243,765
815,000 Cleveland (City of) & Cuyahoga (County of), OH
Port Authority, Series 2018, Ref. RB	5.250	12/01/2038	940,559
735,000 Cleveland (City of) & Cuyahoga (County of), OH
Port Authority, Series 2018, Ref. RB	5.500	12/01/2043	853,747
2,900,000 Cleveland (City of) & Cuyahoga (County of), OH
Port Authority, Series 2018, Ref. RB	5.500	12/01/2053	3,344,251
205,000 Columbus (City of) & Franklin (County of), OH
Finance Authority, Series 2007 A, RB	6.000	05/15/2035	207,392
14,550,000 Cuyahoga (County of), OH (Metrohealth System),
Series 2017, Ref. RB	5.500	02/15/2052	16,897,788
4,900,000 Cuyahoga (County of), OH (Metrohealth System),
Series 2017, Ref. RB	5.500	02/15/2057	5,673,465
1,000,000 Darke (County of), OH (Wayne Healthcare), Series
2019 A, RB	4.000	09/01/2040	1,050,590
1,750,000 Darke (County of), OH (Wayne Healthcare), Series
2019 A, RB	4.000	09/01/2045	1,820,437
35,450,000 Gallia (County of), OH (Holzer Health System
Obligated Group), Series 2012, Ref. RB	8.000	07/01/2042	39,756,820
1,125,000 Greater Cincinnati (Port of), OH Development
Authority, Series 2004, RB	6.300	02/15/2024	1,113,469
2,500,000 Greater Cincinnati (Port of), OH Development
Authority, Series 2004, RB	6.400	02/15/2034	2,436,125
1,450,000 Hancock (County of), OH (Blanchard Valley
Regional Health Center), Series 2011 A, RB	6.250	12/01/2034	1,558,576
2,000,000 Hickory Chase Community Authority, Series 2019,
Ref. RB	5.000	12/01/2040	2,116,100
20,000 Lake (County of), OH, Series 2008 C, Ref. RB	5.750	08/15/2038	20,066
280,000 Lorain (County of), OH Port Authority, Series
2005 A, RB	6.000	11/15/2025	280,106
10,000,000 Montgomery County, OH (Miami Valley Hospital)[1]	5.750	11/15/2023	10,374,175
1,090,000 Norwood (City of), OH, Series 2017, RB	6.000	12/01/2046	1,150,462
10,795,000 Ohio (State of) Air Quality Development Authority
(FirstEnergy Generation Corp.), Series 2009 D,
Ref. PCR[3]	4.250 [9]	08/01/2029	11,577,638
7,750,000 Ohio (State of) Air Quality Development
Authority, Series 2006 A, RB3	3.750 [9]	12/01/2023	6,839,375
700,000 Ohio (State of) Air Quality Development
Authority, Series 2009 C, Ref. PCR[3]	5.625	06/01/2018	742,000
2,000,000 Ohio (State of) Air Quality Development
Authority, Series 2009, Ref. RB3	3.100 [9]	03/01/2023	1,765,000
10,000,000 Ohio (State of) Air Quality Development
Authority, Series 2019, RB	5.000	07/01/2049	11,048,600
23,700,000 Ohio (State of) Higher Educational Facility
Commission, Series 2015, Ref. RB	6.000	10/01/2041	25,374,642
5,750,000 Ohio (State of) Higher Educational Facility
Commission, Series 2018, Ref. RB	5.250	01/01/2048	6,039,168

42 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Ohio (Continued)
$ 10,960,000 Ohio (State of) Higher Educational Facility
Commission, Series 2019, RB	5.000%	11/01/2044	$13,626,897
5,400,000 Ohio (State of) Housing Finance Agency, Series
2017, RB	5.450	01/01/2038	5,496,282
1,500,000 Ohio (State of) Water Development Authority,
Series 2006 A, Ref. RB3	3.000	05/15/2019	1,323,750
4,100,000 Southeastern Ohio Port Authority, Series 2012,
Ref. RB	5.750	12/01/2032	4,461,046
5,400,000 South-Western City School District, Series 2019
A, GO Bonds	4.000	12/01/2048	6,079,158
1,412,593 Toledo (City of) & Lucas (County of), OH Port
Authority, Series 2007 A, RB	5.400	11/01/2036	1,412,593
2,305,000 Warren (County of), OH Port Authority, Series
2019 D, RB5	4.000	12/01/2039	2,325,561
3,670,000 Warren (County of), OH Port Authority, Series
2019 D, RB5	5.000	12/01/2052	3,985,840
6,105,000 Warren (County of), OH Port Authority, Series
2019, RB5	5.250	12/01/2052	6,129,786
			555,024,571

Oklahoma—0.1%
4,800,000 Atoka (County of), OK Health Care Authority
(Atoka Memorial Hospital), Series 2007, RB	6.625	10/01/2037	3,840,000
100,000 Oklahoma (State of) Ordnance Works Authority
(Ralston Purina Co.), Series 1996, Ref. PCR	6.500	09/01/2026	100,341
			3,940,341

Oregon—0.3%
700,000 Oregon (State of) Facilities Authority, Series 2010
A, RB	6.125	09/01/2030	725,403
1,740,000 Oregon (State of) Facilities Authority, Series 2015
A, RB	5.750	06/15/2046	1,834,134
2,625,000 Oregon (State of) Facilities Authority, Series 2016
A, RB	5.250	06/15/2051	2,690,730
17,045,000 Oregon City School District No. 62, Series 2018
B, GO Bonds	5.000	06/15/2049	20,631,950
			25,882,217

Pennsylvania—2.8%
17,800,000 Allegheny (County of), PA Hospital Development
Authority (Allegheny Health Network Obligated
Group Issue), Series 2018 A, Ref. RB	5.000	04/01/2047	20,853,590
8,000,000 Allentown (City of), PA Neighborhood
Improvement Zone Development Authority (City
Center), Series 2018, RB	5.375	05/01/2042	8,979,120
1,000,000 Allentown Neighborhood Improvement Zone
Development Authority (City Center), Series
2018, RB	5.000	05/01/2033	1,169,540

43 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$ 22,300,000 Beaver (County of), PA Industrial Development
Authority, Series 2008 C, Ref. RB3	4.500%[9]	06/01/2028	$ 23,916,750
2,700,000 Chester (County of), PA Health & Education
Facilities Authority, Series 2013 MM-2, RB	7.000	11/01/2041	3,289,599
1,710,000 Chester (County of), PA Industrial Development
Authority, Series 2016, RB	5.250	01/01/2037	1,775,356
11,080,000 Chester (County of), PA Industrial Development
Authority, Series 2016, RB	5.500	01/01/2052	11,499,932
525,000 Chester (County of), PA Industrial Development
Authority, Series 2018, RB	5.000	03/01/2038	559,629
1,050,000 Chester (County of), PA Industrial Development
Authority, Series 2018, RB	5.125	03/01/2048	1,117,778
2,750,000 Crawford (County of), PA Hospital Authority,
Series 2016 A, Ref. RB	6.000	06/01/2046	3,142,150
3,215,000 Crawford (County of), PA Hospital Authority,
Series 2016 A, Ref. RB	6.000	06/01/2051	3,651,436
7,500,000 General Authority of Southcentral Pennsylvania
(WellSpan Health Obligated Group), Series 2019
A, Ref. RB	5.000	06/01/2049	9,081,375
5,000 Lancaster (City of), PA, Series 2018, GO Bonds	4.000	11/01/2040	5,528
4,775,000 Lancaster (City of), PA, Series 2018, GO Bonds	4.000	11/01/2043	5,249,969
185,000 Luzerne County Industrial Development Authority,
Series 2009, RB	7.500	12/15/2019	185,383
500,000 Luzerne County Industrial Development Authority,
Series 2009, RB	7.750	12/15/2027	501,075
1,260,000 Montgomery (County of), PA Higher Education &
Health Authority, Series 2017, Ref. RB	5.000	12/01/2032	1,290,858
1,705,000 Montgomery (County of), PA Higher Education &
Health Authority, Series 2017, Ref. RB	5.250	12/01/2037	1,750,882
500,000 Montgomery (County of), PA Higher Education &
Health Authority, Series 2017, Ref. RB	5.300	12/01/2038	513,430
3,140,000 Montgomery (County of), PA Higher Education &
Health Authority, Series 2017, Ref. RB	5.375	12/01/2047	3,192,846
8,238,655 Northampton (County of), PA Industrial
Development Authority, Series 2013 A, RB4,7,8	5.000	12/31/2023	2,059,664
1,992,121 Northampton (County of), PA Industrial
Development Authority, Series 2013, RB4,7,8	5.000	12/31/2023	498,030
15,000,000 Pennsylvania (State of) Economic Development
Financing Authority, Series 2002 A, RB3	4.500 [9]	06/01/2028	16,087,500
1,210,000 Pennsylvania (State of) Economic Development
Financing Authority, Series 2016, Ref. RB	4.000	03/15/2036	1,332,984
5,000,000 Pennsylvania (State of) Economic Development
Financing Authority, Series 2019, RB	5.750	06/01/2036	5,331,300
4,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2011, RB	6.250	10/01/2043	4,369,360
1,370,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2012 A, RB	5.000	01/01/2027	1,441,980
13,257 Pennsylvania (State of) Housing Finance Agency,
Series 2018, RB	3.600	08/01/2035	14,728

44 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
Pennsylvania (Continued)
$ 3,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012, RB	5.000%		04/01/2030 $	$ 3,265,950
10,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016 A, Ref. RB	5.000		06/01/2032	11,750,300
2,980,000 Pennsylvania (State of), Series 2016 2, GO Bonds	4.000		09/15/2032	3,345,884
12,500,000 Pennsylvania (State of), Series 2018 1, GO Bonds	4.000		03/01/2035	14,067,250
560,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2012 A, RB	5.500		06/15/2022	581,470
2,000,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2012 A, RB	5.500		06/15/2032	2,105,080
3,350,000 Philadelphia (City of), PA Hospitals & Higher
Education Facilities Authority, Series 2012 A, RB	5.625		07/01/2036	3,641,316
5,250,000 Philadelphia (City of), PA Hospitals & Higher
Education Facilities Authority, Series 2012 A, RB	5.625		07/01/2042	5,680,133
1,500,000 Philadelphia (City of), PA Industrial Development
Authority (Architecture & Design Charter High
School), Series 2013, RB4	6.125		03/15/2043	1,500,000
8,430,000 Philadelphia (City of), PA Industrial Development
Authority (University of the Arts), Series 2017,
Ref. RB	5.000		03/15/2045	8,976,095
6,000,000 Philadelphia (City of), PA, Series 2010 A, RB	5.250		06/15/2030	6,121,320
2,390,000 Philadelphia Gas Works Co, Series 2016 14, Ref.
RB	5.000		10/01/2033	2,839,798
4,000,000 Philadelphia School District, Series 2011 E, Ref.
GO Bonds	5.250		09/01/2023	4,119,640
785,000 Reading School District, Series 2017, Ref. GO
Bonds	5.000		03/01/2035	932,580
720,000 Reading School District, Series 2017, Ref. GO
Bonds	5.000		03/01/2036	853,380
2,500,000 Wilkes-Barre Area School District, Series 2019,
GO Bonds	4.000		04/15/2049	2,756,300
5,350,000 York (City of), PA, Series 2011, GO Bonds	7.250		11/15/2041	5,962,736
				211,361,004

Rhode Island—0.2%
44,240,000 Central Falls Detention Facility Corp., Series 2005,
Ref. RB3	7.250		07/15/2035	7,963,200
5,000,000 Tobacco Settlement Financing Corp., Series 2015
A, Ref. RB	5.000		06/01/2040	5,556,850
				13,520,050

South Carolina—1.1%
6,915,055 Connector 2000 Association, Inc., Series 1998
B, RB	2.871	[6]	01/01/2020	6,880,756
186,954 Connector 2000 Association, Inc., Series 1998
B, RB	6.295	[6]	01/01/2026	127,316

45 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
South Carolina (Continued)
$ 7,875,561 Connector 2000 Association, Inc., Series 1998
B, RB	6.620%[6]		01/01/2024	$ 6,091,510
5,715,000 Hardeeville (City of), SC, Series 2008 A, RB	7.750		11/01/2039	5,722,201
12,555,000 Lancaster County, SC School District[1]	4.000		03/01/2036	13,973,307
12,383,000 Richland (County of), SC, Series 2004, RB4	6.200		11/01/2036	10,994,247
5,000,000 South Carolina (State of) Jobs-Economic
Development Authority, Series 2019 A, RB	7.000		05/01/2039	5,085,600
1,500,000 South Carolina (State of) Ports Authority, Series
2018, RB	5.000		07/01/2043	1,776,945
3,750,000 South Carolina (State of) Ports Authority, Series
2018, RB	5.000		07/01/2055	4,376,625
5,070,000 South Carolina (State of) Public Service Authority,
Series 2012 A, Ref. RB	5.000		12/01/2029	5,405,127
6,465,000 South Carolina (State of) Public Service Authority,
Series 2013 A, RB	5.500		12/01/2033	7,370,035
11,000,000 South Carolina (State of) Public Service Authority,
Series 2015 A, Ref. RB	5.000		12/01/2055	12,397,990
				80,201,659

Tennessee—0.5%
1,000,000 Bristol (City of), TN Industrial Development Board,
Series 2016 B, RB	5.022	[6]	12/01/2022	876,270
775,000 Chattanooga (City of), TN Health, Educational &
Housing Facility Board (CommonSpirit Health),
Series 2019 A-1, Ref. RB	4.000		08/01/2038	848,509
1,160,000 Chattanooga (City of), TN Health, Educational &
Housing Facility Board (CommonSpirit Health),
Series 2019 A-2, Ref. RB	5.000		08/01/2044	1,370,563
1,545,000 Chattanooga (City of), TN Health, Educational &
Housing Facility Board (CommonSpirit Health),
Series 2019 A-2, Ref. RB	5.000		08/01/2049	1,811,667
1,545,000 Chattanooga (City of), TN Health, Educational
and Housing Facility Board (CommonSpirit
Health), Series 2019 A-1, RB	4.000		08/01/2044	1,664,552
7,250,000 Memphis (City of) & Shelby (County of), TN
Airport Authority, Series 2018, RB	5.000		07/01/2043	8,600,820
10,765,000 Memphis, TN GO1	4.000		06/01/2047	11,629,647
600,000 Metropolitan Development and Housing Agency
(Fifth + Broadway Development), Series 2018, RB	5.125		06/01/2036	672,048
6,350,000 Shelby (County of), TN Health Educational &
Housing Facilities Board, Series 2013 B, Ref. RB	8.000		09/01/2044	317,500

46 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Tennessee (Continued)
$9,000,000 Shelby (County of), TN Health, Educational &
Housing Facilities Board (Trezevant Manor), Series
2013 A, Ref. RB	5.500%	09/01/2047	$ 9,185,040
			36,976,616

Texas—7.8%
34,600,000 Angelina & Neches River Authority Industrial
Development Corp. (Aspen Power LLC), Series
2007 A, RB3,4	6.500	11/01/2029	346
890,000 Argyle (Town of), TX, Series 2017, RB	5.000	09/01/2037	922,298
1,475,000 Argyle (Town of), TX, Series 2017, RB	5.250	09/01/2047	1,529,958
1,325,000 Arlington Higher Education Finance Corp.
(Leadership Prep School), Series 2016 A, RB	5.000	06/15/2046	1,348,651
785,000 Arlington Higher Education Finance Corp. (UME
Preparatory Academy), Series 2017 A, RB	5.000	08/15/2053	818,033
4,115,000 Arlington Higher Education Finance Corp.
(Winfree Academy Charter School), Series 2019,
Ref. RB	5.750	08/15/2043	4,597,731
675,000 Aubrey (City of), TX, Series 2015, RB	7.250	09/01/2045	721,420
260,000 Beaumont Multifamily Housing Development
Corp., Series 1998, RB	7.750	12/01/2028	251,625
7,700,000 Brazoria County Industrial Development Corp.,
Series 2019, RB	7.000	03/01/2039	8,267,567
15,135,000 Cambridge Student Housing Financing Co., L.P.,
Series 2004 A, RB3,4	7.000	11/01/2039	6,054,000
575,000 Celina (City of), TX, Series 2015, RB	5.375	09/01/2028	595,326
400,000 Celina (City of), TX, Series 2015, RB	5.500	09/01/2032	413,612
1,100,000 Celina (City of), TX, Series 2015, RB	5.875	09/01/2040	1,137,334
1,845,000 Celina (City of), TX, Series 2015, RB	6.250	09/01/2045	1,949,944
1,000,000 Celina (City of), TX, Series 2015, RB	7.250	09/01/2045	1,046,190
3,915,000 Celina (City of), TX, Series 2015, RB	7.500	09/01/2045	4,259,716
750,000 Clifton Higher Education Finance Corp. (Idea
Public Schools), Series 2011, RB	5.750	08/15/2041	806,317
5,000,000 Clifton Higher Education Finance Corp.
(International Leadership of Texas), Series 2018
D, RB	6.000	08/15/2038	5,591,250
1,250,000 Crane Independent School District, Series 2015,
GO Bonds	5.000	02/15/2030	1,253,800
5,000,000 Cypress-Fairbanks Independent School District,
Series 2018, GO Bonds	4.000	02/15/2043	5,609,400
4,250,000 Denton Independent School District, Series 2018,
GO Bonds	4.000	08/15/2048	4,766,460
34,970,000 Denton, TX Independent School District[1]	5.000	08/15/2045	40,494,566
1,645,000 Edinburg Economic Development Corp., Series
2019, RB	5.000	08/15/2044	1,728,961
1,200,000 Flower Mound (Town of), TX, Series 2014, RB	6.125	09/01/2028	1,239,360
1,500,000 Flower Mound (Town of), TX, Series 2014, RB	6.500	09/01/2036	1,549,020
2,000,000 Flower Mound (Town of), TX, Series 2014, RB	6.750	09/01/2043	2,063,180
1,950,000 Galveston (City of), TX, Series 2014, RB	5.625	09/01/2028	1,665,417

47 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$ 3,700,000 Galveston (City of), TX, Series 2014, RB	6.000%	09/01/2038	$ 3,081,471
3,500,000 Galveston (City of), TX, Series 2014, RB	6.125	09/01/2044	2,896,600
5,000,000 Grand Parkway Transportation Corp., Series 2018
A, RB	5.000	10/01/2048	5,995,550
15,000,000 Grand Parkway, TX Transportation Corp.[1]	5.000	10/01/2043	18,077,925
32,525,000 Grand Parkway, TX Transportation Corp.[1]	5.000	10/01/2048	38,928,628
10,000,000 Grand Parkway, TX Transportation Corp.[1]	5.000	04/01/2053	11,071,600
20,000 Gulf Coast Industrial Development Authority,
Series 1998, RB	8.000	04/01/2028	20,105
8,250,000 Houston (City of), TX, Series 2018, RB	5.000	07/15/2028	9,858,502
435,000 Houston Higher Education Finance Corp. (Cosmos
Foundation, Inc.), Series 2011, RB	6.500	05/15/2031	467,777
380,000 Houston Higher Education Finance Corp. (Cosmos
Foundation, Inc.), Series 2011, RB	6.500	05/15/2031	408,633
700,000 Houston Higher Education Finance Corp., Series
2012 A, RB	6.000	08/15/2036	714,973
950,000 Houston Higher Education Finance Corp., Series
2012 A, RB	6.000	08/15/2041	968,895
7,500,000 Katy Independent School District, Series 2017,
GO Bonds	4.000	02/15/2047	8,280,450
5,000,000 Katy Independent School District, Series 2018,
GO Bonds	4.000	02/15/2048	5,579,050
375,000 Leander (City of), TX, Series 2014, RB	5.375	09/01/2028	380,164
600,000 Leander (City of), TX, Series 2014, RB	5.750	09/01/2038	609,048
575,000 Leander (City of), TX, Series 2014, RB	5.875	09/01/2044	584,022
12,875,000 Little Elm Independent School District, Series
2018, GO Bonds	5.000	08/15/2046	15,513,602
450,000 Mclendon-Chisholm (City of), TX (Sonoma Public
Improvement Distribution Phase), Series 2015,
RB	5.375	09/15/2035	466,996
400,000 Mclendon-Chisholm (City of), TX (Sonoma Public
Improvement Distribution Phase), Series 2015,
RB	5.500	09/15/2040	415,012
8,645,000 Mission Economic Development Corp.
(CarbonLite Recycling LLC), Series 2016, RB	6.500	12/01/2033	8,941,956
20,000,000 Mission Economic Development Corp.
(Natgasoline), Series 2018, Ref. RB	4.625	10/01/2031	21,656,400
2,500,000 New Hope Cultural Education Facilities Corp.
(Presbyterian Village North), Series 2018, Ref. RB	5.250	10/01/2049	2,752,175
1,750,000 New Hope Cultural Education Facilities Finance
Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.000	07/01/2046	1,940,942
1,750,000 New Hope Cultural Education Facilities Finance
Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.000	07/01/2051	1,930,005
2,085,000 New Hope Cultural Education Facilities Finance
Corp. (Jubilee Academic Center), Series 2017
A, RB	5.125	08/15/2047	2,131,329
8,250,000 New Hope Cultural Education Facilities Finance
Corp. (Legacy Midtown Park), Series 2018 A, RB	5.500	07/01/2054	8,682,465

48 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
Texas (Continued)
$400,000 New Hope Cultural Education Facilities Finance
Corp. (MRC Senior Living-The Langford), Series
2016 A, RB	5.375%		11/15/2036	$429,312
650,000 New Hope Cultural Education Facilities Finance
Corp. (MRC Senior Living-The Langford), Series
2016 A, RB	5.500		11/15/2046	691,997
1,000,000 New Hope Cultural Education Facilities Finance
Corp. (MRC Senior Living-The Langford), Series
2016 A, RB	5.500		11/15/2052	1,059,710
1,300,000 New Hope Cultural Education Facilities Finance
Corp. (Wesleyan Homes, Inc.), Series 2014, RB	5.500		01/01/2049	1,389,999
785,000 New Hope Cultural Education Facilities Finance
Corp., Series 2013 A, RB	5.875		04/01/2036	862,723
1,950,000 New Hope Cultural Education Facilities Finance
Corp., Series 2013 A, RB	6.000		04/01/2045	2,132,559
2,315,000 New Hope Cultural Education Facilities Finance
Corp., Series 2016 A, RB	5.000		04/01/2048	2,433,250
1,080,000 New Hope Cultural Education Facilities Finance
Corp., Series 2016 A, RB	5.000		04/01/2048	1,085,746
700,000 New Hope Cultural Education Facilities Finance
Corp., Series 2016 A, RB	5.500		08/15/2046	725,571
1,200,000 New Hope Cultural Education Facilities Finance
Corp., Series 2016 A, RB	5.500		08/15/2051	1,242,828
350,000 New Hope Cultural Education Facilities Finance
Corp., Series 2016 A-1, RB	5.000		07/01/2031	398,212
3,000,000 New Hope Cultural Education Facilities Finance
Corp., Series 2017 A, Ref. RB	4.000		08/15/2033	3,357,930
2,000,000 New Hope Cultural Education Facilities Finance
Corp., Series 2017 A, Ref. RB	4.000		08/15/2034	2,236,980
3,280,000 New Hope Cultural Education Facilities Finance
Corp., Series 2017 A, Ref. RB	4.000		08/15/2035	3,659,726
1,000,000 New Hope Cultural Education Facilities Finance
Corp., Series 2018 A, RB	6.000		08/15/2037	1,067,940
13,435,000 New Hope Cultural Education Facilities Finance
Corp., Series 2018 A, RB	6.000		08/15/2047	14,144,368
500,000 New Hope Cultural Education Facilities Finance
Corp., Series 2018 A-1, RB	5.000		07/01/2038	578,845
1,750,000 New Hope Cultural Education Facilities Finance
Corp., Series 2018 A-1, RB	5.000		07/01/2048	1,995,945
2,400,000 New Hope Cultural Education Facilities Finance
Corp., Series 2018 A-1, RB	5.000		07/01/2058	2,723,976
375,000 Newark High Education Finance Corp. (Austin
Achieve Public Schools, Inc.), Series 2018, RB	5.000		06/15/2038	386,498
750,000 Newark Higher Education Finance Corp., Series
2018, RB	5.000		06/15/2048	768,983
1,600,000 North Central Texas Housing Finance Corp.,
Series 2012, RB	6.150	[9]	01/01/2043	1,662,688
3,000,000 North Fort Bend Water Authority, Series 2019 A,
Ref. RB	4.000		12/15/2044	3,364,680

49 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Texas (Continued)
$655,000 Pottsboro Higher Education Finance Corp.
(Imagine International Academy of North Texas,
LLC), Series 2016 A, RB	5.000%		08/15/2036	$705,487
1,000,000 Pottsboro Higher Education Funance Corp.
(Imagine International Academy of North Texas,
LLC), Series 2016 A, RB	5.000		08/15/2046	1,060,620
5,975,000 Prosper Independent School District, Series 2018,
GO Bonds	5.000		02/15/2044	7,228,675
6,300,000 Prosper Independent School District, Series 2018,
GO Bonds	5.000		02/15/2048	7,583,625
5,370,000 Red River Education Finance Corp., Series 2017,
Ref. RB	5.500		10/01/2046	6,114,282
3,000,000 Red River Health Facilities Development Corp.
(MRC Crossing), Series 2014 A, RB	8.000		11/15/2049	3,574,050
455,000 Rowlett (City of), TX (Bayside Public Improvement
District North Improvement Area), Series 2016,
RB	6.000		09/15/2046	457,548
1,995,000 Sabine Neches Housing Finance Corp., Series
2012, RB	6.150		01/01/2043	2,063,508
26,820,000 Sanger Industrial Development Corp., Series
2012 C, RB3,4	7.500		07/01/2038	6,705,000
11,000,000 Sherman Independent School District, Series
2018 A, GO Bonds	5.000		02/15/2045	13,273,480
3,810,000 Tarrant County Cultural Education Facilities
Finance Corp. (Buckingham Senior Living
Community, Inc.), Series 2007, RB3	5.750		11/15/2037	2,667,000
3,500,000 Tarrant County Cultural Education Facilities
Finance Corp. (Buckner Senior Living - Ventana),
Series 2017, RB	6.750		11/15/2047	4,058,495
2,000,000 Tarrant County Cultural Education Facilities
Finance Corp. (Buckner Senior Living - Ventana),
Series 2017, RB	6.750		11/15/2052	2,312,240
13,500,000 Tarrant County, TX Health Facilities Devel. Corp.
(Cook Childrens Medical Center)[1]	5.000		12/01/2033	13,505,468
3,750,000 Texas (State of) Transportation Commission,
Series 2019, RB	4.785	[6]	08/01/2043	1,362,713
4,400,000 Texas (State of) Transportation Commission,
Series 2019, RB	4.815	[6]	08/01/2044	1,511,708
1,000,000 Texas (State of) Transportation Commission,
Series 2019, RB	4.848	[6]	08/01/2046	309,040
1,000,000 Texas (State of) Transportation Commission,
Series 2019, RB	4.862	[6]	08/01/2047	293,490
1,000,000 Texas (State of) Transportation Commission,
Series 2019, RB	4.875	[6]	08/01/2048	278,630
1,500,000 Texas (State of) Transportation Commission,
Series 2019, RB	4.916	[6]	08/01/2050	373,020
5,000,000 Texas (State of) Water Development Board, Series
2016, RB	4.000		10/15/2041	5,539,400

50 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$41,015,000 Texas (State of) Water Development Board, Series
2018 B, RB	5.000%	04/15/2049	$ 50,216,715
23,695,000 Texas Municipal Gas Acquisition & Supply Corp. I,
Series 2008 D, RB	6.250	12/15/2026	27,576,241
5,250,000 Texas Private Activity Bond Surface Transportation
Corp. (NTE Mobility Partners LLC North Tarrant
Express Management Lanes), Series 2009, RB	6.875	12/31/2039	5,273,520
400,000 Texas State Public Finance Authority Charter
School Finance Corp., Series 2006 A, RB	6.250	09/01/2036	400,544
285,000 Texas State Student Housing Corp., Series 2001,
RB	6.750	07/01/2021	285,080
215,000 Texas State Student Housing Corp., Series 2001,
RB	6.850	07/01/2031	215,002
27,525,000 Travis County Health Facilities Development
Corp., Series 2012 A, Ref. RB	7.125	01/01/2046	29,272,012
1,000,000 Trinity River Authority, Series 2017, Ref. RB	5.000	08/01/2033	1,226,510
1,000,000 Trinity River Authority, Series 2017, Ref. RB	5.000	08/01/2034	1,224,040
2,000,000 Trinity River Authority, Series 2017, Ref. RB	5.000	08/01/2035	2,440,720
1,000,000 Trinity River Authority, Series 2017, Ref. RB	5.000	08/01/2037	1,213,720
33,660,000 TX Water Devel. Board[1]	5.000	04/15/2049	41,102,047
13,515,000 TX Water Devel. Board[1]	5.000	10/15/2053	16,398,951
2,007,000 Vintage Township Public Facilities Corp., Series
2008 A, RB	7.375	10/01/2038	2,008,525
6,375,000 Waxahachie (City of), TX, Series 2015, RB	6.000	08/15/2045	6,520,733
2,920,000 Wise (County of), TX, Series 2011, RB	7.500	08/15/2025	3,126,444
4,615,000 Wise (County of), TX, Series 2011, RB	7.750	08/15/2028	4,945,111
			595,859,617

Utah—0.9%
170,000 Hideout (Town of), UT Local District No. 1, Series
2014, RB	7.750	08/01/2024	184,431
610,000 Hideout (Town of), UT Local District No. 1, Series
2014, RB	8.250	08/01/2034	652,505
14,600,000 Salt Lake City (City of), UT, Series 2018 A, RB	5.000	07/01/2043	17,382,176
4,000,000 Salt Lake City (City of), UT, Series 2018 A, RB	5.000	07/01/2048	4,734,120
7,410,000 Salt Lake City (City of), UT, Series 2018 A, RB	5.250	07/01/2048	8,943,203
775,000 Utah (County of), UT (Renaissance Academy),
Series 2007 A, RB	5.625	07/15/2037	775,767
2,330,000 Utah (State of) Charter School Finance Authority
(Esperanza Elementary School), Series 2018 A, RB	5.000	10/15/2038	2,346,963
2,000,000 Utah (State of) Charter School Finance Authority
(Leadership Learning Academy), Series 2019 A,
RB	5.000	06/15/2050	2,096,560
750,000 Utah (State of) Charter School Finance Authority
(Vista Entrada School of Performing Arts), Series
2012, RB	6.300	07/15/2032	801,765
1,640,000 Utah (State of) Charter School Finance Authority
(Vista Entrada School of Performing Arts), Series
2012, RB	6.550	07/15/2042	1,754,964

51 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Utah (Continued)
$385,000 Utah (State of) Charter School Finance Authority,
Series 2012, RB	5.500%		07/15/2022	$392,003
1,750,000 Utah (State of) Charter School Finance Authority,
Series 2012, RB	6.000		07/15/2032	1,784,143
3,870,000 Utah (State of) Charter School Finance Authority,
Series 2012, RB	6.250		07/15/2042	3,938,615
855,000 Utah (State of) Charter School Finance Authority,
Series 2016 A, Ref. RB	5.000		02/15/2046	901,486
4,810,000 Utah (State of) Charter School Finance Authority,
Series 2017, Ref. RB	5.250		06/15/2037	5,060,216
7,415,000 Utah (State of) Charter School Finance Authority,
Series 2017, Ref. RB	5.375		06/15/2048	7,753,198
2,205,000 Utah (State of) Charter School Finance Authority,
Series 2018 A, RB	5.250		10/15/2048	2,224,801
3,645,000 Utah (State of) Charter School Finance Authority,
Series 2019 A, RB	5.375		06/15/2049	3,723,441
				65,450,357

Vermont—0.1%
960,000 East Central Vermont Telecommunications
District, Series 2018 A, RB	5.600		12/01/2043	988,166
1,450,000 East Central Vermont Telecommunications
District, Series 2018 A, RB	5.750		12/01/2036	1,544,931
1,650,000 Vermont (State of) Economic Development
Authority, Series 2013, RB	4.625	[9]	04/01/2036	1,872,371
				4,405,468

Virginia—0.5%
1,447,000 Celebrate North Community Development
Authority, Series 2003 B, RB3,4	6.750		03/01/2034	868,200
1,238,000 Lewistown (City of), VA Commerce Center
Community Development Authority, Series 2014
A, RB	6.050		03/01/2044	1,174,008
2,825,000 Lewistown (City of), VA Commerce Center
Community Development Authority, Series 2014
B, RB	6.050		03/01/2044	2,678,947
1,965,000 Lewistown Commerce Center Community
Development Authority, Series 2014 C, RB3	6.050		03/01/2054	358,612
3,300,000 Norfolk (City of), VA Redevelopment & Housing
Authority (Fort Norfolk Retirement Community,
Inc. - Harbor's Edge), Series 2019 A, RB	5.250		01/01/2054	3,604,194
1,750,000 Peninsula Town Center Community Development
Authority, Series 2018, Ref. RB	5.000		09/01/2037	1,964,357
2,350,000 Peninsula Town Center Community Development
Authority, Series 2018, Ref. RB	5.000		09/01/2045	2,601,709
2,160,000 Richmond (City of), VA Redevelopment & Housing
Authority, Series 2017, RB	5.550		01/01/2037	2,277,353
14,735,000 Roanoke (County of), VA Economic Development
Authority, Series 2019 A, Ref. RB	5.250		09/01/2049	15,268,407

52 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Virginia (Continued)
$7,215,000 Roanoke (County of), VA Economic Development
Authority, Series 2019 A, Ref. RB	5.375%	09/01/2054	$ 7,545,736
1,515,000 Tobacco Settlement Financing Corp., Series 2007
B-1, RB	5.000	06/01/2047	1,519,106
1,690,000 Virginia (State of) Small Business Financing
Authority, Series 2018, RB	5.000 [9]	01/01/2048	1,794,966
2,404,674 West Point (Town of), VA Industrial Development
Authority, Series 1994 A, RB3,4	6.375	03/01/2019	240
			41,655,835

Washington—1.5%
750,000 Greater Wenatchee Regional Events Center Public
Facilities District, Series 2012 A, RB	5.000	09/01/2027	773,400
2,250,000 Kalispel Tribe of Indians, Series 2018 A, RB	5.000	01/01/2032	2,565,427
3,000,000 Kalispel Tribe of Indians, Series 2018 A, RB	5.250	01/01/2038	3,402,660
500,000 Kalispel Tribe of Indians, Series 2018 B, RB	5.000	01/01/2032	570,095
1,000,000 Kalispel Tribe of Indians, Series 2018 B, RB	5.250	01/01/2038	1,134,220
185,000 Kelso (City of), WA Housing Authority, Series
1998, RB	5.600	03/01/2028	185,161
50,000 Kitsap (County of), WA Consolidated Housing
Authority, Series 2001 A, RB	6.100	10/01/2031	50,055
4,775,000 Seattle (City of), WA, Series 2019 A, RB	5.000	04/01/2043	5,901,566
10,000,000 Seattle (City of), WA, Series 2019 A, RB	5.000	04/01/2044	12,347,100
10,000,000 Seattle (City of), WA, Series 2019 A, RB	5.000	04/01/2046	12,310,900
10,000,000 Seattle (City of), WA, Series 2019 A, RB	5.000	04/01/2047	12,305,000
10,000,000 Seattle (City of), WA, Series 2019 A, RB	5.000	04/01/2048	12,297,100
10,000,000 Seattle (City of), WA, Series 2019 A, RB	5.000	04/01/2049	12,283,000
3,000,000 Seattle (Port of), Series 2018 A, RB	5.000	05/01/2043	3,488,670
2,354,358 Tacoma (City of), WA Consolidated Local
Improvement Districts, Series 2013, RB	5.750	04/01/2043	2,361,515
27,655,000 Washington (State of) Economic Development
Finance Authority, Series 2017 A, RB	7.500	01/01/2032	28,409,152
1,000,000 Washington (State of) Housing Finance
Commission (Heron's Key Senior Living), Series
2015 A, RB	7.000	07/01/2045	1,094,220
1,700,000 Washington (State of) Housing Finance
Commission (Heron's Key Senior Living), Series
2015 A, RB	7.000	07/01/2050	1,855,856
2,425,000 Washington (State of), Series 2017 D, GO Bonds	5.000	02/01/2030	2,976,906
			116,312,003

West Virginia—0.8%
3,000,000 Brooke (County of), WV, Series 2011 A, RB	6.500	10/01/2031	3,036,840
4,500,000 Brooke (County of), WV, Series 2011 A, RB	6.750	10/01/2037	4,555,665
27,145,000 Harrison (County of), WV Commission (Charles
Pointe No. 2), Series 2013, Ref. RB3	7.000	06/01/2035	13,572,500
19,000,000 Harrison (County of), WV County Commission
(Charles Pointe Economic Opportunity
Development District), Series 2019 A, RB	5.750	06/01/2042	19,082,650

53 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
West Virginia (Continued)
$6,140,000 Harrison (County of), WV County Commission
(Charles Pointe Economic Opportunity
Development District), Series 2019 B, Tax
Improvement RB	7.500%	06/01/2042	$6,152,341
3,435,000 Monongalia (County of), WV Commission Special
District (University Town Centre Economic
Opportunity Development District), Series 2017
A, Ref. RB	5.750	06/01/2043	3,809,209
10,465,000 Ohio (County of), WV Development Authority,
Series 2018, RB	5.000	09/01/2048	10,755,299
			60,964,504

Wisconsin—3.0%
3,000,000 Wisconsin (State of) Health & Educational
Facilities Authority (AE Nursing Centers), Series
2008, RB3,4	7.250	06/01/2038	435,000
1,950,000 Wisconsin (State of) Health & Educational
Facilities Authority (Camillus Health System),
Series 2019, Ref. RB	5.000	11/01/2039	2,128,581
2,100,000 Wisconsin (State of) Health & Educational
Facilities Authority (Camillus Health System),
Series 2019, Ref. RB	5.000	11/01/2046	2,268,588
3,500,000 Wisconsin (State of) Health & Educational
Facilities Authority (Camillus Health System),
Series 2019, Ref. RB	5.000	11/01/2054	3,751,370
750,000 Wisconsin (State of) Health & Educational
Facilities Authority, Series 2010 A, RB	6.125	06/01/2035	768,345
2,015,000 Wisconsin (State of) Health & Educational
Facilities Authority, Series 2010 A, RB	6.125	06/01/2039	2,064,287
2,750,000 Wisconsin (State of) Health & Educational
Facilities Authority, Series 2019, Ref. RB	5.000	08/01/2049	2,785,585
63,000,000 Wisconsin (State of) Public Finance Authority
(American Dream at Meadowlands), Series 2017,
RB	6.750	08/01/2031	75,051,270
33,850,000 Wisconsin (State of) Public Finance Authority
(American Dream at Meadowlands), Series 2017,
RB	7.000	12/01/2050	40,509,311
2,075,000 Wisconsin (State of) Public Finance Authority
(Bancroft Neurohealth), Series 2016 A, RB	5.125	06/01/2048	2,214,689
250,000 Wisconsin (State of) Public Finance Authority
(Capitol Encore Academy (The)), Series 2019 A,
RB	4.750	06/01/2029	250,188
750,000 Wisconsin (State of) Public Finance Authority
(Capitol Encore Academy (The)), Series 2019 A,
RB	5.250	06/01/2039	751,665
1,940,000 Wisconsin (State of) Public Finance Authority
(Capitol Encore Academy (The)), Series 2019 A,
RB	5.500	06/01/2049	1,944,249

54 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
Wisconsin (Continued)
$6,225,000 Wisconsin (State of) Public Finance Authority
(Denver International Aiport Great Hall), Series
2017, RB	5.000%		09/30/2049	$6,228,797
1,120,000 Wisconsin (State of) Public Finance Authority
(Explore Knowledge Foundation), Series 2012
A, RB	5.750		07/15/2032	1,203,530
1,345,000 Wisconsin (State of) Public Finance Authority
(Explore Knowledge Foundation), Series 2012
A, RB	6.000		07/15/2042	1,440,441
7,720,000 Wisconsin (State of) Public Finance Authority
(KU Campus Development Corp. Central District
Development), Series 2016, RB	5.000		03/01/2046	8,824,964
520,000 Wisconsin (State of) Public Finance Authority
(North Carolina Leadership Academy), Series
2019, RB	5.000		06/15/2049	552,396
1,821,047 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.360	[6]	01/01/2067	48,167
151,210 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.449	[6]	01/01/2066	4,244
7,500,378 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB8	5.500		07/01/2056	7,168,186
140,331 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.542	[6]	01/01/2065	4,075
142,507 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.638	[6]	01/01/2064	4,214
145,770 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.738	[6]	01/01/2063	4,316
149,034 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.841	[6]	01/01/2062	4,435
153,385 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	5.948	[6]	01/01/2061	4,605
155,561 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.059	[6]	01/01/2060	4,729
158,824 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.175	[6]	01/01/2059	4,906
163,176 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.294	[6]	01/01/2058	5,049
167,527 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.418	[6]	01/01/2057	5,217
151,210 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.548	[6]	01/01/2056	4,760
154,473 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.682	[6]	01/01/2055	4,858
157,737 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.823	[6]	01/01/2054	4,983
163,176 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	6.969	[6]	01/01/2053	5,209
165,352 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	7.122	[6]	01/01/2052	5,281

55 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Wisconsin (Continued)
$127,277 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	7.282%[6]		01/01/2051	$ 4,156
129,453 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	7.449	[6]	01/01/2050	4,223
133,804 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	7.624	[6]	01/01/2049	4,462
135,980 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	7.807	[6]	01/01/2048	4,546
155,561 Wisconsin (State of) Public Finance Authority,
Series 2005 A-1, RB	8.000	[6]	01/01/2047	5,177
660,000 Wisconsin (State of) Public Finance Authority,
Series 2011, RB	7.000		07/01/2031	661,003
6,882,500 Wisconsin (State of) Public Finance Authority,
Series 2012 A-1, RB	7.000		10/01/2042	6,950,361
1,055,000 Wisconsin (State of) Public Finance Authority,
Series 2012 B-1, RB	0.210	[6]	10/01/2042	535,729
2,000,000 Wisconsin (State of) Public Finance Authority,
Series 2012 C-1, RB4	36.095	[6]	10/01/2042	41,200
5,875,000 Wisconsin (State of) Public Finance Authority,
Series 2012, RB	6.000		09/01/2045	6,035,388
1,910,000 Wisconsin (State of) Public Finance Authority,
Series 2015 A, RB	6.000		02/01/2045	1,952,230
7,210,000 Wisconsin (State of) Public Finance Authority,
Series 2015, RB	5.000		12/01/2045	7,280,586
2,570,000 Wisconsin (State of) Public Finance Authority,
Series 2015, RB	5.000		12/01/2045	2,788,604
4,450,000 Wisconsin (State of) Public Finance Authority,
Series 2015, RB	5.150		12/01/2050	4,516,394
1,600,000 Wisconsin (State of) Public Finance Authority,
Series 2015, RB	5.150		12/01/2050	1,738,448
5,000,000 Wisconsin (State of) Public Finance Authority,
Series 2015, RB	5.350		12/01/2052	5,120,850
1,790,000 Wisconsin (State of) Public Finance Authority,
Series 2015, RB	5.350		12/01/2052	1,948,415
2,500,000 Wisconsin (State of) Public Finance Authority,
Series 2016 A, RB	5.250		05/01/2046	2,550,275
10,960,000 Wisconsin (State of) Public Finance Authority,
Series 2016 A, RB	5.250		01/01/2052	11,776,410
865,000 Wisconsin (State of) Public Finance Authority,
Series 2017 A, RB	5.000		12/01/2052	887,317
7,900,000 Wisconsin (State of) Public Finance Authority,
Series 2018, RB	5.000		07/01/2058	9,135,323
1,480,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.375		06/01/2044	1,541,538
1,840,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.500		06/01/2054	1,913,232

56 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Wisconsin (Continued)
$455,000 Wisconsin (State of) Public Finance Authority,
Series 2019, RB	5.000%	06/15/2054	$ 480,657
			228,337,014

U.S. Possessions—12.5%
8,650,000 Children's Trust Fund, Series 2002, RB	5.375	05/15/2033	8,781,307
33,540,000 Children's Trust Fund, Series 2002, RB	5.500	05/15/2039	34,133,658
96,100,000 Children's Trust Fund, Series 2002, RB	5.625	05/15/2043	97,800,970
28,000,000 Children's Trust Fund, Series 2005 A, RB	6.749 [6]	05/15/2050	3,995,600
127,450,000 Children's Trust, Series 2005 B, RB	9.377 [6]	05/15/2055	9,395,614
25,025,000 Northern Mariana Islands (Commonwealth of),
Series 2007 B, Ref. GO Bonds	5.000	10/01/2033	24,712,187
3,325,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.000	07/01/2038	3,374,875
13,645,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.000	07/01/2044	13,849,675
19,468,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.000	07/01/2033	20,271,055
8,130,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.250	07/01/2029	8,546,662
10,000,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.250	07/01/2042	10,462,500
250,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.500	07/01/2028	265,312
25,035,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.750	07/01/2037	26,757,158
37,380,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	6.000	07/01/2047	39,856,425
10,000 Puerto Rico (Commonwealth of) Commonwealth
Aqueduct & Sewer Authority, Series 2008 A, RB	5.000	07/01/2025	10,263
15,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2003 NN, RB3	5.500	07/01/2020	11,550
5,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT, RB3	5.000	07/01/2020	3,837
895,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT, RB3	5.000	07/01/2026	686,913
1,990,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT, RB3	5.000	07/01/2027	1,527,325
3,680,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT, RB3	5.000	07/01/2032	2,824,400
170,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT-RSA-1, RB3	5.000	07/01/2017	127,075
20,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT-RSA-1, RB3	5.000	07/01/2018	14,950
55,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT-RSA-1, RB3	5.000	07/01/2021	42,212
210,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT-RSA-1, RB3	5.000	07/01/2022	161,175

57 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$15,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT-RSA-1, RB3	5.000%	07/01/2024	$ 11,513
7,905,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 UU, Ref. RB	5.000	07/01/2026	8,107,052
390,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 UU-RSA-1, Ref. RB3	1.159 [9]	07/01/2017	264,225
22,000,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 VV, Ref. RB	5.250	07/01/2033	23,622,940
465,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 VV, Ref. RB	5.250	07/01/2035	498,964
605,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW, RB3	5.500	07/01/2038	465,850
415,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW-RSA-1, RB3	5.250	07/01/2033	318,513
85,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW-RSA-1, RB3	5.375	07/01/2022	65,344
390,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW-RSA-1, RB3	5.375	07/01/2024	299,813
60,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW-RSA-1, RB3	5.500	07/01/2021	46,200
40,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA, RB3	5.250	07/01/2021	30,700
40,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB3	5.250	07/01/2022	30,700
10,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB3	5.250	07/01/2023	7,675
2,600,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB3	5.250	07/01/2028	1,995,500
445,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB3	5.250	07/01/2029	341,538
95,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB3	5.250	07/01/2030	72,913
4,570,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, Ref. RB3	5.250	07/01/2026	3,507,475
310,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB3	5.000	07/01/2022	237,925
35,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB3	5.000	07/01/2024	26,863
285,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB3	5.000	07/01/2027	218,738
540,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB3	5.000	07/01/2028	414,450
2,570,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB3	5.250	07/01/2027	1,972,475
185,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 DDD, Ref. RB3	5.000	07/01/2022	141,988
2,660,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX, RB3	5.250	07/01/2035	2,041,550

58 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$28,430,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX, RB3	5.250%	07/01/2040	$ 21,820,025
10,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX-RSA-1, RB3	5.250	07/01/2026	7,675
845,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX-RSA-1, RB3	5.250	07/01/2027	648,538
18,575,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX-RSA-1, RB3	5.750	07/01/2036	14,418,844
1,135,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ, Ref. RB3	5.250	07/01/2026	871,113
190,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	4.625	07/01/2025	145,825
820,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.000	07/01/2017	612,950
95,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.000	07/01/2021	72,912
850,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.000	07/01/2022	652,375
215,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.000	07/01/2024	165,013
10,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.000	07/01/2026	7,675
25,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.250	07/01/2021	19,187
50,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.250	07/01/2022	38,375
275,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB3	5.250	07/01/2025	211,063
3,100,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2012 A, RB3	5.000	07/01/2029	2,379,250
11,925,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2012 A, RB3	5.050	07/01/2042	9,152,438
480,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2013 A, RB3	7.000	07/01/2040	378,000
9,080,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2013 A, RB3	7.000	07/01/2043	7,150,500
160,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2013 A-RSA, RB3	7.250	07/01/2030	127,000
1,501,705 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 A-4, RB3	10.000	07/01/2019	1,223,890
1,501,705 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 B-4, RB3	10.000	07/01/2019	1,223,890
1,629,052 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-1, RB3	10.000	01/01/2021	1,392,839
1,629,051 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-2, RB3	10.000	07/01/2021	1,392,839
543,017 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-2, RB3	10.000	01/01/2022	464,280

59 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$543,018 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-4, RB3	10.000%	07/01/2022	$464,280
45,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2002 D, RB	5.000	07/01/2027	46,145
25,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2002 E, RB	5.500	07/01/2023	27,060
1,360,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 AA, RB3	5.000	07/01/2028	1,173,000
1,035,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 AA, RB3	5.000	07/01/2035	892,687
7,895,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 AA-2, Ref.
RB3	5.300	07/01/2035	6,809,437
605,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 H, Ref. RB3	5.450	07/01/2035	248,806
215,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003, RB	5.000	07/01/2023	220,293
2,175,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003, RB3	5.000	07/01/2028	299,062
350,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003, RB7	5.750	07/01/2021	300,125
9,000,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003, RB	5.750	07/01/2022	9,339,120
250,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2004 J, RB	5.000	07/01/2029	256,327
1,490,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2005 L, Ref. RB	5.250	07/01/2035	1,593,182
125,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2005 L, Ref. RB	5.250	07/01/2038	136,226
80,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 CC, Ref. RB	5.250	07/01/2033	90,147
5,000,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 CC, Ref. RB3	5.500	07/01/2029	4,312,500
3,250,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 CC, Ref. RB3	5.500	07/01/2030	2,803,125
4,715,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 M, RB3	5.000	07/01/2046	1,939,044
165,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 N, Ref. RB	5.250	07/01/2033	177,172
60,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 N, Ref. RB	5.250	07/01/2034	67,663
5,600,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2000, RB	6.625	06/01/2026	5,747,000
4,050,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2011 A,
Ref. RB	6.000	07/01/2033	4,224,515

60 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$300,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref. RB	5.000%	10/01/2020	$298,647
100,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref. RB	5.000	10/01/2021	99,140
25,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 B, RB	5.000	07/01/2041	25,438
5,000,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2006 B, RB3	5.000	07/01/2031	1,031,250
3,000,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2006 B, RB3	5.000	07/01/2037	618,750
7,300,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2007 A, RB3	6.500	10/01/2037	1,478,250
383,024 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 1993 L, Ref. RB	5.500	07/01/2021	394,055
1,515,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2002 D, RB3	5.250	07/01/2036	1,295,325
400,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2007 M-3, Ref. RB	6.000	07/01/2028	412,248
3,870,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2007 N, RB3	5.000	07/01/2032	3,304,012
150,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2007 N, RB3	5.000	07/01/2037	127,500
12,000,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB3	6.125	07/01/2023	10,495,200
5,100,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB3	6.250	07/01/2026	4,475,250
4,980,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB3	6.750	07/01/2036	4,425,975
200,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 Q, RB3	5.500	07/01/2037	172,000
5,860,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 Q, RB3	5.625	07/01/2039	5,083,550
260,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2011 S, RB3	5.500	07/01/2023	217,100
12,845,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2011 S, RB3	5.750	07/01/2022	10,886,137
7,000,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2011 S, RB3	5.875	07/01/2039	5,932,500
8,825,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2011 S, RB3	6.000	07/01/2041	7,545,375
100,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2012 U, Ref. RB3	5.250	07/01/2023	75,750
73,395,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2012 U, Ref. RB3	5.250	07/01/2042	54,862,762
450,000 Puerto Rico (Commonwealth of), Series 2001 A,
GO Bonds[3]	5.125	07/01/2031	344,250

61 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,500,000 Puerto Rico (Commonwealth of), Series 2004 A,
GO Bonds[3]	5.000%	07/01/2024	$ 1,147,500
1,660,000 Puerto Rico (Commonwealth of), Series 2004 A,
GO Bonds[3]	5.000	07/01/2034	1,269,900
10,000 Puerto Rico (Commonwealth of), Series 2004 A,
GO Bonds	5.000	07/01/2034	10,215
285,000 Puerto Rico (Commonwealth of), Series 2006 A,
GO Bonds[10]	3.016	07/01/2020	284,732
2,165,000 Puerto Rico (Commonwealth of), Series 2007 A,
GO Bonds[3]	5.250	07/01/2037	1,661,637
40,000 Puerto Rico (Commonwealth of), Series 2007 A,
Ref. GO Bonds[3]	5.500	07/01/2018	30,300
1,920,000 Puerto Rico (Commonwealth of), Series 2008 A,
Ref. GO Bonds[3]	5.250	07/01/2026	1,437,600
3,000,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. GO Bonds[3]	5.750	07/01/2038	2,265,000
12,250,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. GO Bonds[3]	6.000	07/01/2039	9,493,750
14,550,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. RB3	6.500	07/01/2037	11,349,000
9,265,000 Puerto Rico (Commonwealth of), Series 2009 C,
Ref. GO Bonds[3]	6.000	07/01/2039	7,041,400
65,250,000 Puerto Rico (Commonwealth of), Series 2011 A,
GO Bonds[3]	5.750	07/01/2041	47,143,125
5,000 Puerto Rico (Commonwealth of), Series 2011 A,
Ref. GO Bonds	5.250	07/01/2024	5,237
11,540,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds[3]	5.750	07/01/2036	8,164,550
1,345,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds	5.750	07/01/2037	1,397,993
2,625,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds[3]	6.000	07/01/2035	1,903,125
13,000,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds[3]	6.500	07/01/2040	9,652,500
2,550,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds[3]	5.000	07/01/2033	1,676,625
3,255,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds[3]	5.500	07/01/2026	2,188,987
14,695,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds[3]	5.500	07/01/2026	9,882,387
340,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds[3]	5.500	07/01/2027	228,650
6,765,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. RB3	5.000	07/01/2041	4,329,600
2,000,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. RB3	5.125	07/01/2037	1,315,000
49,020,000 Puerto Rico Public Finance Corp., Series 2011
B, RB3	5.500	08/01/2031	1,862,760

62 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,435,428 Puerto Rico Sales Tax Financing Corp., Series
2007 A, RB	0.359%[6]	08/01/2041	$ 197,371
4,359,223 Puerto Rico Sales Tax Financing Corp., Series
2007 A, RB	0.264 [6]	08/01/2041	217,961
2,886,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	3.973 [6]	07/01/2024	2,530,589
5,519,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	4.259 [6]	07/01/2027	4,396,877
11,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	4.500	07/01/2034	11,758
3,337,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	4.550	07/01/2040	3,454,563
11,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	4.560 [6]	07/01/2029	8,148
34,576,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	4.750	07/01/2053	35,780,974
6,929,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	4.839 [6]	07/01/2031	4,743,801
64,948,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	5.000	07/01/2058	68,244,111
7,799,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	5.090 [6]	07/01/2033	4,954,237
161,579,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	5.706 [6]	07/01/2046	42,716,640
125,785,000 Puerto Rico Sales Tax Financing Corp., Series
2018 A-1, RB	5.922 [6]	07/01/2051	24,660,149
41,599,000 Puerto Rico Sales Tax Financing Corp., Series
2019 A-2, RB	4.329	07/01/2040	42,274,568
4,576,000 Puerto Rico Sales Tax Financing Corp., Series
2019 A-2, RB	4.536	07/01/2053	4,649,353
14,781,000 Puerto Rico Sales Tax Financing Corp., Series
2019 A-2, RB	4.784	07/01/2058	15,246,010
9,944,256 Puerto Rico Sales Tax Financing Corp., Series
2019, RB	0.242 [6]	08/01/2043	497,213
11,108,275 Puerto Rico Sales Tax Financing Corp., Series
2019, RB	0.252 [6]	08/01/2042	555,414
3,274,529 Puerto Rico Sales Tax Financing Corp., Series
2019, RB	0.330 [6]	08/01/2043	450,248
3,657,898 Puerto Rico Sales Tax Financing Corp., Series
2019, RB	0.344 [6]	08/01/2042	502,961
50,000 University of Puerto Rico, Series 2006 P, Ref. RB	5.000	06/01/2021	50,063
100,000 University of Puerto Rico, Series 2006 P, Ref. RB	5.000	06/01/2022	100,000
5,260,000 University of Puerto Rico, Series 2006 P, Ref. RB	5.000	06/01/2030	5,227,125

63 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,025,000 University of Puerto Rico, Series 2006 Q, RB	5.000%		06/01/2036	$ 1,018,594
				959,927,779
Total Municipal Bonds and Notes (Cost $8,294,136,816)			8,394,726,904

Corporate Bonds and Notes—0.0%
102,118 Texas Pellets, Inc./German Pellets Texas LLC, 0[4,11]	8.000		03/29/2020	102,118
107,064 Texas Pellets, Inc./German Pellets Texas LLC, 0[4,11]	8.000		03/29/2020	107,064
Total Corporate Bonds and Notes (Cost $209,182)				209,182

Corporate Loans—0.0%
7,000,000 Aspen Power Senior Secured Bridge Promissory
Note[3,4,11]	9.000	[9]	11/15/2020	520,727
3,500,000 Aspen Power Senior Secured Bridge Promissory
Note[3,4,11]	9.000	[9]	11/15/2020	260,364
6,000,000 Aspen Power Senior Secured Bridge Promissory
Note[3,4,11]	9.000	[9]	11/15/2020	446,338
2,750,000 Aspen Power Senior Secured Bridge Promissory
Note[3,4,11]	9.000	[9]	11/15/2020	204,571
Total Corporate Loans (Cost $19,250,000)				1,432,000

Shares
Common Stocks—0.0%
7,679 Delta Air Lines, Inc.[11]				440,084
2,919 General Motors Co.[11]				105,084
Total Common Stocks (Cost $54,137)				545,168

Total Investments, at Value (Cost $8,313,650,135)—109.6%			8,396,913,254
Floating Rate Note Obligations—(9.6)
Notes with interest and fee rates ranging from 1.10% to 1.35% at 11/30/2019 and contractual
maturities of collateral ranging from 05/15/2020 to 11/15/2057				(731,790,000)
Net Other Assets (Liabilities)—0.0				(5,730,353)
Net Assets—100.0%			$7,659,392,901

Footnotes to Schedule of Investments
1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
6. Zero coupon bond reflects effective yield on the original acquisition date.

64 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Footnotes to Schedule of Investments (Continued)
7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
8. Interest or dividend is paid-in-kind, when applicable.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
12. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AE	American Eagle
ASU	Arizona State University
BethH	Bethesda Hospital
BHlth	Bethesda Health
BHM	Baptist Hospital of Miami
BHSF	Baptist Health South Florida
BOS	Baptist Outpatient Services
COP	Certificates of Participation
DA	Dormitory Authority
DrsH	Doctors Hospital
FHlth	Fishermen's Health
GO	General Obligation
HFA	Housing Finance Agency
HHI	Homestead Hospital
IDR	International Depository Receipt
JFK	John Fitzgerald Kennedy
MarH	Mariners Hospital
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
NCCD	National Campus and Community Development
NCCU	North Carolina Central University
NTE	North Tarrant Express
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PCR	Pollution Control Revenue Bonds
PV-ERU	Park Valley-Equivalent Residential Unit
RB	Revenue Bonds
Ref.	Refunding
SMH	South Miami Hospital
VRD	Variable Rate Demand
WKBP	West Kendall Baptist Hospital
Wts.	Warrants

65 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$ 352,147,243	$ —	$ 352,147,243
Alaska	—	8,372,927	107,500	8,480,427
Arizona	—	166,269,710	5,445,633	171,715,343
Arkansas	—	—	3,682,850	3,682,850
California	—	984,617,418	7,296,900	991,914,318
Colorado	—	338,882,827	4,709,100	343,591,927
Connecticut	—	47,757,151	150,400	47,907,551
Delaware	—	6,228,907	—	6,228,907
District of Columbia	—	288,412,941	—	288,412,941
Florida	—	464,603,006	88,324,926	552,927,932
Georgia	—	139,266,871	—	139,266,871
Hawaii	—	31,231,635	—	31,231,635
Idaho	—	2,928,045	—	2,928,045
Illinois	—	394,349,618	13,490,494	407,840,112
Indiana	—	186,536,245	—	186,536,245
Iowa	—	14,282,549	58,000	14,340,549
Kansas	—	587,089	1,628,586	2,215,675
Kentucky	—	25,765,895	—	25,765,895
Louisiana	—	55,792,933	—	55,792,933
Maine	—	21,626,955	—	21,626,955
Maryland	—	69,782,363	—	69,782,363
Massachusetts	—	109,115,789	—	109,115,789
Michigan	—	209,654,962	—	209,654,962
Minnesota	—	51,198,745	—	51,198,745
Mississippi	—	38,925,750	—	38,925,750
Missouri	—	49,027,497	22,205,706	71,233,203
Montana	—	—	415,450	415,450
Nebraska	—	3,443,800	—	3,443,800
Nevada	—	92,274,084	—	92,274,084
New Hampshire	—	11,594,036	—	11,594,036
New Jersey	—	134,482,545	—	134,482,545
New Mexico	—	3,766,779	—	3,766,779
New York	—	912,322,394	—	912,322,394
North Carolina	—	25,827,695	—	25,827,695
North Dakota	—	6,315,920	—	6,315,920
Ohio	—	555,024,571	—	555,024,571

66 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
Oklahoma	$—	$ 3,940,341	$ —	$ 3,940,341
Oregon	—	25,882,217	—	25,882,217
Pennsylvania	—	207,303,310	4,057,694	211,361,004
Rhode Island	—	13,520,050	—	13,520,050
South Carolina	—	69,207,412	10,994,247	80,201,659
Tennessee	—	36,976,616	—	36,976,616
Texas	—	583,100,271	12,759,346	595,859,617
Utah	—	65,450,357	—	65,450,357
Vermont	—	4,405,468	—	4,405,468
Virginia	—	40,787,395	868,440	41,655,835
Washington	—	116,312,003	—	116,312,003
West Virginia	—	60,964,504	—	60,964,504
Wisconsin	—	227,860,814	476,200	228,337,014
U.S. Possessions	—	959,927,779	—	959,927,779
Corporate Bonds and Notes	—	—	209,182	209,182
Corporate Loans	—	—	1,432,000	1,432,000
Common Stocks	545,168	—	—	545,168
Total Assets	$545,168	$ 8,218,055,432	$ 178,312,654	$ 8,396,913,254

67 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND